                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09765
                                  ---------------------------------------------

First American Insurance Portfolios, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

800 Nicollet Mall  Minneapolis, MN 55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Joseph M. Ulrey III - 800 Nicollet Mall Minneapolis, MN 55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-677-3863
                                                   ----------------------------

Date of fiscal year end: December 31, 2004
                        --------------------------
Date of reporting period: June 30, 2004
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

[FIRST AMERICAN(TM) LOGO]

2004
SEMIANNUAL REPORT

INSURANCE PORTFOLIOS


"NOTHING BUT HARMONY, HONESTY, INDUSTRY, AND FRUGALITY ARE NECESSARY TO MAKE US A GREAT AND HAPPY PEOPLE."

GEORGE WASHINGTON

JANUARY 29, 1789

[GRAPHIC]

[PHOTO]

FIRST AMERICAN

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN FUNDS.

[GRAPHIC]

TABLE OF CONTENTS

Schedule of Investments                     1
Statements of Assets and Liabilities       12
Statements of Operations                   14
Statements of Changes in Net Assets        16
Financial Highlights                       18
Notes to Financial Statements              22

                MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

                NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                 (This page has been left blank intentionally.)

SCHEDULE OF INVESTMENTS  June 30, 2004 (unaudited)

CORPORATE BOND PORTFOLIO

DESCRIPTION                                                   PAR          VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 83.9%
BANKING - 12.3%
Bank of America
   6.250%, 04/15/12                                  $     50,000   $     53,429
BB&T
   5.200%, 12/23/15                                        15,000         14,428
CBA Capital Trust I, Callable 06/30/15 @ 100
   5.805%, 12/31/49 (a)                                    15,000         14,661
Citigroup
   5.625%, 08/27/12                                        30,000         30,763
Credit Suisse First Boston
   5.875%, 08/01/06                                        50,000         52,485
   7.125%, 07/15/32                                        15,000         16,421
First American Capital Trust I
   8.500%, 04/15/12                                        10,000         11,116
HSBC Capital Funding, Callable 06/30/10 @ 100
   9.547%, 12/31/49 (a)                                    10,000         12,206
J. P. Morgan
   5.750%, 01/02/13                                        50,000         50,716
NB Capital Trust IV, Callable 04/15/07 @ 103.85
   8.250%, 04/15/27                                        50,000         56,107
North Fork Bancorporation
   5.875%, 08/15/12                                        25,000         25,743
Popular North America
   3.875%, 10/01/08                                        30,000         29,558
Societe Generale, Callable 09/30/07 @ 100
   7.640%, 12/29/49 (a)                                    35,000         38,636
Washington Mutual Finance
   6.250%, 05/15/06                                        20,000         21,170
Wells Fargo
   6.375%, 08/01/11                                        50,000         53,815
                                                                    ------------
                                                                         481,254
                                                                    ------------
BASIC INDUSTRIES - 3.3%
Boise Cascade, Callable 11/01/08 @ 103.50
   7.000%, 11/01/13                                        20,000         20,400
Dow Chemical
   6.000%, 10/01/12                                        10,000         10,316
Eastman Chemical
   6.300%, 11/15/18                                        20,000         20,156
Massey Energy, Callable 11/15/07 @ 103.31
   6.625%, 11/15/10                                        10,000          9,975
Noranda
   6.000%, 10/15/15                                        15,000         14,272
Weyerhaeuser
   6.750%, 03/15/12                                        50,000         54,080
                                                                    ------------
                                                                         129,199
                                                                    ------------
BROKERAGE - 7.7%
Bear Stearns
   7.800%, 08/15/07                                        50,000         55,905
Goldman Sachs
   5.500%, 11/15/14                                        65,000         63,858
Lehman Brothers Holdings
   4.000%, 01/22/08                                        50,000         49,954
Merrill Lynch, Series C
   4.125%, 01/15/09                                        50,000         49,345
Morgan Stanley
   6.100%, 04/15/06                                        25,000         26,365
   4.750%, 04/01/14                                        60,000         55,374
                                                                    ------------
                                                                         300,801
                                                                    ------------
CAPITAL GOODS - 2.7%
Boeing Capital
   5.800%, 01/15/13                                  $     15,000   $     15,461
Case New Holland,
 Callable 08/01/07 @ 104.63
   9.250%, 08/01/11 (a)                                     5,000          5,275
Goodrich
   7.625%, 12/15/12                                        15,000         16,853
L-3 Communications,
 Callable 07/15/08 @ 103.06
   6.125%, 07/15/13                                        10,000          9,650
Lockheed Martin
   8.500%, 12/01/29                                        20,000         25,046
Tyco International Group
   6.875%, 01/15/29                                        20,000         20,753
Waste Management
   6.875%, 05/15/09                                        10,000         10,908
                                                                    ------------
                                                                         103,946
                                                                    ------------
COMMUNICATIONS - 10.3%
AT&T Wireless Services
   7.500%, 05/01/07                                        15,000         16,441
   8.750%, 03/01/31                                        20,000         24,469
British Sky Broadcasting
   8.200%, 07/15/09                                        25,000         28,878
British Telecom
   8.375%, 12/15/10                                        25,000         29,125
Cablevision Systems
   8.000%, 04/15/12 (a)                                    20,000         19,800
Cox Communications
   7.125%, 10/01/12                                        25,000         27,388
Deutsche Telecom
 8.500%, 06/15/10                                          20,000         23,319
 8.750%, 06/15/30                                          15,000         18,299
France Telecom
   9.500%, 03/01/31                                        20,000         25,078
Lenfest Communications
   8.375%, 11/01/05                                        25,000         26,700
News America Holdings
   7.750%, 01/20/24                                        20,000         22,590
Sprint Capital
   8.375%, 03/15/12                                        30,000         34,442
   8.750%, 03/15/32                                        25,000         29,133
Univision Communications
   3.875%, 10/15/08                                        15,000         14,702
Verizon Global Funding
   7.250%, 12/01/10                                        15,000         16,772
   7.750%, 12/01/30                                        20,000         22,410
Verizon Wireless
   5.375%, 12/15/06                                        20,000         20,884
                                                                    ------------
                                                                         400,430
                                                                    ------------
CONSUMER CYCLICAL - 13.1%
Centex
   5.125%, 10/01/13                                        20,000         18,763
D. R. Horton
   5.000%, 01/15/09                                        15,000         14,775
DaimlerChrysler
   4.750%, 01/15/08                                        50,000         50,471
Ford Motor
   7.450%, 07/16/31                                        30,000         28,456

DESCRIPTION                                                   PAR          VALUE
--------------------------------------------------------------------------------
Ford Motor Credit
   7.375%, 10/28/09                                  $     30,000   $     31,964
   7.250%, 10/25/11                                        75,000         78,458
   7.000%, 10/01/13                                        20,000         20,192
General Motors
   7.125%, 07/15/13                                        35,000         35,956
   8.375%, 07/15/33                                        50,000         52,605
General Motors Acceptance
   6.125%, 08/28/07                                        90,000         93,920
   6.875%, 09/15/11                                        30,000         30,797
Liberty Media
   8.250%, 02/01/30                                        20,000         22,945
Toys R US
   7.875%, 04/15/13                                        15,000         15,000
Viacom
   6.625%, 05/15/11                                        15,000         16,330
                                                                    ------------
                                                                         510,632
                                                                    ------------
CONSUMER NON-CYCLICAL - 5.2%
Bunge Limited Finance
   5.350%, 04/15/14 (a)                                    10,000          9,641
Delhaize America
   9.000%, 04/15/31                                        10,000         11,019
General Mills
   6.000%, 02/15/12                                        50,000         51,987
Highmark
   6.800%, 08/15/13 (a)                                    15,000         15,793
Kraft Foods
   6.250%, 06/01/12                                        20,000         21,033
Kroger
   7.500%, 04/01/31                                        20,000         22,179
Medco Health Solutions
   7.250%, 08/15/13                                        15,000         16,000
Miller Brewing
   5.500%, 08/15/13 (a)                                     5,000          5,015
Tyson Foods
   8.250%, 10/01/11                                        15,000         17,266
Universal
   5.200%, 10/15/13                                        20,000         19,014
Wyeth
   5.250%, 03/15/13                                        15,000         14,500
                                                                    ------------
                                                                         203,447
                                                                    ------------
ELECTRIC - 5.0%
Alliant Energy Resources
   9.750%, 01/15/13                                        15,000         18,864
Consumers Energy, Series B
   5.375%, 04/15/13                                        20,000         19,533
Duke Energy
   6.450%, 10/15/32                                        10,000          9,790
FirstEnergy, Series C
   7.375%, 11/15/31                                        15,000         15,653
FPL Group Capital
   7.625%, 09/15/06                                        25,000         27,268
MidAmerican Energy Holdings
   5.875%, 10/01/12                                        10,000         10,200
Monongahela Power
   5.000%, 10/01/06                                        20,000         20,200
Pacific Gas & Electric
   6.050%, 03/01/34                                        15,000         14,109
Pepco Holdings
   6.450%, 08/15/12                                        20,000         20,743
PSEG Power
   5.000%, 04/01/14                                        30,000         28,091
Southern Capital Funding, Series A
   5.300%, 02/01/07                                  $     10,000   $     10,423
                                                                    ------------
                                                                         194,874
                                                                    ------------
ENERGY - 1.9%
Halliburton
   8.750%, 02/15/21                                        20,000         23,702
Kerr-McGee
   7.875%, 09/15/31                                        20,000         22,207
Nexen
   5.050%, 11/20/13                                        20,000         19,182
Petrobas International
   9.750%, 07/06/11                                        10,000         10,850
                                                                    ------------
                                                                          75,941
                                                                    ------------
FINANCE COMPANIES - 11.9%
Capital One Bank
   6.500%, 06/13/13                                        15,000         15,454
Core Investment Grade Trust
   4.727%, 11/30/07                                       315,000        319,694
Countrywide Home Loans, Series L
   4.000%, 03/22/11                                        45,000         42,052
Household Finance
   4.625%, 01/15/08                                        35,000         35,600
International Lease Finance
   4.500%, 05/01/08                                        30,000         30,280
PHH
   7.125%, 03/01/13                                        20,000         21,943
                                                                    ------------
                                                                         465,023
                                                                    ------------
INDUSTRIAL OTHER - 0.6%
Thermo Electron
   7.625%, 10/30/08                                        20,000         22,317
                                                                    ------------
INSURANCE - 2.3%
AXA
   8.600%, 12/15/30                                        20,000         24,608
Fund American Companies
   5.875%, 05/15/13                                        20,000         19,874
Marsh & McLennan
   7.125%, 06/15/09                                        25,000         27,822
Zurich Capital Trust, Callable 06/01/07 @ 104.19
   8.376%, 06/01/37 (a)                                    15,000         16,391
                                                                    ------------
                                                                          88,695
                                                                    ------------
NATURAL GAS - 2.0%
Duke Energy Field Services
   7.875%, 08/16/10                                        20,000         22,819
Kinder Morgan
   6.500%, 09/01/12                                        20,000         21,142
Plains All American Pipeline
   5.625%, 12/15/13 (a)                                    15,000         14,322
Williams Companies
   6.750%, 04/15/09 (a)                                    20,000         19,700
                                                                    ------------
                                                                          77,983
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS - 2.1%
Post Apartment Homes
   6.850%, 03/16/15 (b)                                    25,000         25,343
Simon Property Group
   7.750%, 01/20/11                                        50,000         56,646
                                                                    ------------
                                                                          81,989
                                                                    ------------
SOVEREIGNS - 2.9%
Pemex Project
   9.125%, 10/13/10                                        45,000         51,638

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                            PAR/SHARES          VALUE
--------------------------------------------------------------------------------
Pemex Project Funding Master Trust
   6.125%, 08/15/08                                  $     10,000   $     10,391
   7.375%, 12/15/14                                        50,000         50,875
                                                                    ------------
                                                                         112,904
                                                                    ------------
TRANSPORTATION - 0.6%
Continental Airlines, Series 2001-1, Cl B
   7.033%, 06/15/11                                        12,170          9,980
Norfolk Southern
   7.800%, 05/15/27                                        10,000         11,530
                                                                    ------------
                                                                          21,510
                                                                    ------------
TOTAL CORPORATE BONDS
   (Cost $3,281,118)                                                   3,270,945
                                                                    ------------
U.S. GOVERNMENT & AGENCY SECURITIES - 11.5%
U.S. AGENCY DEBENTURES - 3.7%
FHLMC
   1.500%, 08/15/05                                       125,000        123,862
FNMA
   5.250%, 08/01/12                                        20,000         19,978
                                                                    ------------
                                                                         143,840
                                                                    ------------
U.S. TREASURIES - 7.8%
U.S. Treasury Bond
   5.375%, 02/15/31                                        60,000         60,516
U.S. Treasury Notes
   1.125%, 06/30/05                                       150,000        148,617
   3.125%, 05/15/07                                        15,000         15,002
   4.750%, 05/15/14                                        80,000         80,838
                                                                    ------------
                                                                         304,973
                                                                    ------------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
   (Cost $450,979)                                                       448,813
                                                                    ------------
PREFERRED STOCK - 0.4%
UNITED STATES - 0.4%
iStar Financial, Series G,
 Callable 12/19/08 @ 25 (REIT)                                600         14,520
                                                                    ------------
TOTAL PREFERRED STOCK
   (Cost $15,000)                                                         14,520
                                                                    ------------
TOTAL INVESTMENTS IN UNAFFILIATED SECURITIES - 95.8%
   (Cost $3,747,097)                                                   3,734,278
                                                                    ------------

DESCRIPTION                                                SHARES          VALUE
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND - 3.2%
First American Prime Obligations Fund, Cl Z (c)           126,869   $    126,869
                                                                    ------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $126,869)                                                       126,869
                                                                    ------------
TOTAL INVESTMENTS - 99.0%
   (Cost $3,873,966)                                                   3,861,147
                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET - 1.0%                                  38,520
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $  3,899,667
                                                                    ------------

(a) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Portfolios' board of directors. As of June 30, 2004, the value of these investments was $171,440 or 4.4% of total net assets. See note 2 in Notes to Financial Statements.
(b) Variable Rate Security - The rate shown is the rate in effect as of June 30, 2004.
(c) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Portfolio. See note 3 in Notes to Financial Statements.
Cl  - Class
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust

SCHEDULE OF INVESTMENTS June 30, 2004 (unaudited)

EQUITY INCOME PORTFOLIO

DESCRIPTION                                                SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 94.3%
CONSUMER DISCRETIONARY - 7.6%
Gannett                                                     2,390   $    202,791
Home Depot                                                  5,740        202,048
McDonald's                                                  8,570        222,820
Omnicom Group                                               1,310         99,416
Starwood Hotels & Resorts Worldwide                         6,370        285,694
Target                                                      4,720        200,458
Wal-Mart Stores                                             6,870        362,461
Walt Disney                                                 4,530        115,470
                                                                    ------------
                                                                       1,691,158
                                                                    ------------
CONSUMER STAPLES - 7.3%
Altria Group                                                5,340        267,267
Anheuser-Busch Companies                                    3,255        175,770
Coca-Cola                                                   5,730        289,250
General Mills                                               4,250        202,002
H. J. Heinz                                                 7,500        294,000
PepsiCo                                                     3,755        202,319
Procter & Gamble                                            3,620        197,073
                                                                    ------------
                                                                       1,627,681
                                                                    ------------
ENERGY - 7.2%
Baker Hughes                                                2,900        109,185
BP, ADR                                                     2,170        116,247
ChevronTexaco                                               2,530        238,098
ConocoPhillips                                              1,720        131,219
Exxon Mobil                                                12,500        555,125
Kerr-McGee                                                  3,000        161,310
Royal Dutch Petroleum, ADR                                  1,990        102,823
Schlumberger                                                3,080        195,611
                                                                    ------------
                                                                       1,609,618
                                                                    ------------
FINANCIALS - 24.3%
Alliance Capital Management Holding                         5,380        182,651
AMB Property (REIT)                                         4,090        141,637
American Express                                            3,460        177,775
American International Group                                3,010        214,553
Apartment Investment & Management (REIT)                    6,780        211,061
Bank of America                                             5,030        425,639
Bank One                                                    3,600        183,600
Chubb                                                       2,960        201,813
Citigroup                                                  12,277        570,880
Duke Realty (REIT)                                          2,490         79,207
Fannie Mae                                                  3,360        239,770
Freddie Mac                                                 2,680        169,644
Goldman Sachs Group                                         1,050         98,868
Hartford Financial Services Group                           3,450        237,153
Healthcare Realty Trust (REIT)                              1,470         55,096
J. P. Morgan Chase                                          6,770        262,473
Kimco Realty (REIT)                                           600         27,300
Legg Mason                                                  1,450        131,964
Manufactured Home Communities (REIT)                        1,550         51,444
Marsh & McLennan                                            3,430        155,653
Mellon Financial                                            5,910        173,340
Merrill Lynch & Company                                     3,470        187,311
Morgan Stanley                                              2,900        153,033
Northern Trust                                              2,430        102,740
Simon Property Group (REIT)                                 1,770         91,013
SouthTrust                                                  6,130        237,905
Wachovia                                                    4,650        206,925
Wells Fargo                                                 3,680   $    210,606
Zions Bancorporation                                        3,730        229,209
                                                                    ------------
                                                                       5,410,263
                                                                    ------------
HEALTH CARE - 11.9%
Abbott Laboratories                                         4,130        168,339
Baxter International                                        7,615        262,794
Bristol-Myers Squibb                                        5,260        128,870
CIGNA                                                       2,460        169,273
Eli Lilly                                                   1,400         97,874
HCA                                                         2,960        123,106
Hospira*                                                      414         11,426
Johnson & Johnson                                           5,700        317,490
McKesson                                                    5,060        173,710
Medtronic                                                   2,120        103,286
Merck                                                       6,490        308,275
Pfizer                                                     18,753        642,853
Wyeth                                                       3,985        144,098
                                                                    ------------
                                                                       2,651,394
                                                                    ------------
INDUSTRIALS - 12.2%
3M                                                          3,070        276,331
Automatic Data Processing                                   3,690        154,537
Avery Dennison                                              2,120        135,701
Caterpillar                                                 5,390        428,182
Emerson Electric                                            2,480        157,604
General Dynamics                                            2,280        226,404
General Electric                                           12,345        399,978
Honeywell International                                     8,292        303,736
Ingersoll-Rand, CI A                                        3,080        210,395
United Parcel Service, Cl B                                 2,625        197,321
Waste Management                                            7,460        228,649
                                                                    ------------
                                                                       2,718,838
                                                                    ------------
INFORMATION TECHNOLOGY - 10.6%
Hewlett-Packard                                            10,960        231,256
Intel                                                      15,090        416,484
International Business Machines                             3,215        283,402
Microsoft                                                  25,630        731,993
Motorola                                                   16,760        305,870
QUALCOMM                                                    2,340        170,773
SAP, ADR                                                    2,660        111,215
Texas Instruments                                           4,660        112,679
                                                                    ------------
                                                                       2,363,672
                                                                    ------------
MATERIALS - 6.5%
Alcoa                                                       3,030        100,081
Bemis Company                                               8,610        243,233
Compass Minerals International*                             4,570         88,567
Dow Chemical                                                2,930        119,251
Du Pont                                                     4,250        188,785
Ecolab                                                      3,150         99,855
Praxair                                                     8,150        325,267
Temple-Inland                                               2,040        141,270
Weyerhaeuser                                                2,477        156,348
                                                                    ------------
                                                                       1,462,657
                                                                    ------------
TELECOMMUNICATION SERVICES - 3.6%
ALLTEL                                                      2,010        101,746
BellSouth                                                   7,140        187,211
SBC Communications                                          9,970        241,773
Verizon Communications                                      7,691        278,337
                                                                    ------------
                                                                         809,067
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                            SHARES/PAR          VALUE
--------------------------------------------------------------------------------
UTILITIES - 3.1%
Alliant Energy                                              8,450   $    220,376
Cinergy                                                     5,760        218,880
Xcel Energy                                                14,970        250,149
                                                                    ------------
                                                                         689,405
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $17,697,089)                                                 21,033,753
                                                                    ------------
CONVERTIBLE CORPORATE BONDS - 3.3%
Charter Communications
   5.750%, 10/15/05                                  $    210,000        200,462
Corning
   0.000%, 11/08/15 (a)                                    56,000         43,877
Tower Automotive
   6.750%, 06/30/18                                         3,580         84,578
Tribune
   2.000%, 05/15/29                                         5,200        424,840
                                                                    ------------
TOTAL CONVERTIBLE CORPORATE BONDS
   (Cost $771,517)                                                       753,757
                                                                    ------------
CORPORATE BOND - 1.1%
Nortel Networks
   6.125%, 02/15/06                                       237,000        237,593
                                                                    ------------
TOTAL CORPORATE BOND
   (Cost $208,072)                                                       237,593
                                                                    ------------
TOTAL INVESTMENTS IN UNAFFILIATED SECURITIES - 98.7%
   (Cost $18,676,678)                                                 22,025,103
                                                                    ------------
AFFILIATED MONEY MARKET FUND - 2.9%
First American Prime Obligations Fund, Cl Z (b)           644,281        644,281
                                                                    ------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $644,281)                                                       644,281
                                                                    ------------
TOTAL INVESTMENTS - 101.6%
   (Cost $19,320,959)                                                 22,669,384
                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET - (1.6)%                              (366,683)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $ 22,302,701
                                                                    ------------

*Non-income producing security

(a)  Principal only.

(b) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Portfolio. See note 3 in Notes to Financial Statements.

ADR  - American Depositary Receipt

Cl   - Class

REIT - Real Estate Investment Trust

INTERNATIONAL PORTFOLIO

DESCRIPTION                                                SHARES          VALUE
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS - 87.5%
AUSTRALIA - 5.3%
Macquarie Bank                                                645   $     15,222
News Corporation                                            2,200         18,007
Patrick Corporation                                         6,000         22,319
Publishing & Broadcasting                                   1,600         14,322
QBE Insurance Group (a)                                     4,000         35,666
Westfield Holdings                                          2,000         21,455
Woodside Petroleum                                          1,400         16,257
                                                                    ------------
                                                                         143,248
                                                                    ------------
AUSTRIA - 1.1%
Erste Bank Der Oesterreichischen Sparkassen                   200         31,414
                                                                    ------------
CHINA - 0.6%
CNOOC                                                      37,500         15,866
                                                                    ------------
FINLAND - 1.3%
Nokia Oyj                                                   2,400         34,631
                                                                    ------------
FRANCE - 15.3%
Axa                                                         1,000         22,021
BNP Paribas                                                 1,100         67,652
Bouygues                                                    1,200         40,179
France Telecom                                              1,500         39,091
Groupe Danone                                                 440         38,383
Pernod Ricard                                                 400         51,148
Sanofi-Synthelabo                                             660         41,836
Schneider Electric                                            660         45,048
Total                                                         380         72,447
                                                                    ------------
                                                                         417,805
                                                                    ------------
GERMANY - 5.6%
Allianz                                                       150         16,242
Bayerische Motoren Werke (BMW)                                600         26,535
Deutsche Bank                                                 100          7,866
Deutsche Boerse                                               800         40,831
Deutsche Telekom*                                           2,200         38,677
Siemens                                                       300         21,589
                                                                    ------------
                                                                         151,740
                                                                    ------------
GREAT BRITAIN - 12.8%
AstraZeneca                                                 1,000         44,866
BP                                                          2,900         25,612
GlaxoSmithKline                                             1,600         32,382
Pearson                                                     3,900         47,387
Reckitt Benckiser                                             900         25,478
Royal Bank of Scotland                                      1,460         42,046
Standard Chartered                                          2,600         42,342
Vodafone Group                                             41,000         89,782
                                                                    ------------
                                                                         349,895
                                                                    ------------
HONG KONG - 2.7%
Esprit Holdings                                             5,000         22,372
Sino Land Company                                          48,000         26,770
Sun Hung Kai Properties                                     3,000         24,616
                                                                    ------------
                                                                          73,758
                                                                    ------------
INDIA - 0.4%
ICICI Bank, ADR                                             1,000         12,100
                                                                    ------------
IRELAND - 2.0%
Bank of Ireland                                             1,600         21,374
Kerry Group, Cl A                                           1,600         33,872
                                                                    ------------
                                                                          55,246
                                                                    ------------

DESCRIPTION                                                SHARES          VALUE
--------------------------------------------------------------------------------
ITALY - 6.0%
Banco Popolare di Verona e Novara                           2,600   $     44,666
ENI (a)                                                     3,500         69,495
UniCredito Italiano                                        10,000         49,396
                                                                    ------------
                                                                         163,557
                                                                    ------------
JAPAN - 25.0%
Aeon Credit Service Co.                                       500         33,359
Arisawa Mfg. Co.                                              200          9,421
Chugai Pharmaceutical Co.                                   2,000         31,380
Citizen Electronics Company                                   300         17,046
Don Quijote Co.                                               400         25,441
Fast Retailing                                                400         32,369
Fuji Soft ABC                                                 400         15,726
Fujisawa Pharmaceutical Company                             1,000         23,691
Fujitsu                                                     2,000         14,095
Funai Electric Co.                                            100         15,067
Honda Motor                                                   500         24,103
Keyence                                                       220         50,184
Mitsubishi                                                  3,000         29,144
Mitsubishi Tokyo Financial Group                                5         46,281
Nichii Gakkan                                                 700         31,884
Nissan Motor                                                1,100         12,228
Nitto Denko                                                   200         10,228
Nomura Holdings                                             1,000         14,801
NTT DoCoMo                                                     19         33,955
OJI Paper                                                   4,000         25,661
Sumitomo Metal Mining                                       2,000         13,050
Sumitomo Realty & Development Co.                           2,000         24,781
Sumitomo Trust and Banking                                  2,000         14,242
Takeda Chemical Industries                                    800         35,119
TDK                                                           300         22,765
Toyoda Gosei Co.                                            1,000         23,599
Ushio                                                       1,000         18,036
Yamada Denki                                                  900         33,570
                                                                    ------------
                                                                         681,226
                                                                    ------------
MEXICO - 1.7%
America Movil, Series L, ADR                                  500         18,185
Cemex, ADR                                                  1,000         29,100
                                                                    ------------
                                                                          47,285
                                                                    ------------
SINGAPORE - 2.1%
DBS Group Holdings                                          3,000         25,081
Venture Corporation                                         3,000         31,351
                                                                    ------------
                                                                          56,432
                                                                    ------------
SOUTH KOREA - 1.0%
POSCO, ADR                                                    200          6,702
Samsung Electronics, GDR                                      100         20,640
                                                                    ------------
                                                                          27,342
                                                                    ------------
SPAIN - 1.5%
Banco Bilbao Vizcaya Argentaria                               800         10,687
Iberdrola                                                   1,400         29,552
                                                                    ------------
                                                                          40,239
                                                                    ------------
SWITZERLAND - 3.1%
Roche Holding                                                 450         44,554
Zurich Financial Services                                     250         39,474
                                                                    ------------
                                                                          84,028
                                                                    ------------
TOTAL FOREIGN COMMON STOCKS
   (Cost $1,947,184)                                                $  2,385,812
                                                                    ------------
INVESTMENTS PURCHASED WITH
 PROCEEDS FROM SECURITIES LENDING - 1.4%
State Street Navigator Securities Lending
 Prime Portfolio                                           38,792         38,792
                                                                    ------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $38,792)                                                         38,792
                                                                    ------------
TOTAL INVESTMENTS - 88.9%
   (Cost $1,985,976)                                                   2,424,604
                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET - 11.1%                                303,959
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $  2,728,563
                                                                    ------------

*Non-income producing security

(a) This security or a portion of this security is out on loan at June 30, 2004. Total loaned securities had a value of $37,167 at June 30, 2004. See note 2 in Notes to Financial Statements.

ADR - American Depositary Receipt

Cl - Class

GDR - Global Depositary Receipt

At June 30, 2004, sector diversification of the Portfolio was as follows:

                                                         % OF
                                                      NET ASSETS       VALUE
                                                     ------------   ------------
FOREIGN COMMON STOCKS
Automobiles & Components                                      3.2%  $     86,465
Banking                                                      14.9        407,344
Capital Goods                                                 5.3        142,917
Consumer Durables & Apparel                                   1.5         40,508
Diversified Financials                                        4.1        112,080
Energy                                                        7.3        199,677
Food, Beverage & Tobacco                                      4.5        123,402
Health Care Equipment & Service                               1.2         31,884
Household & Personal Products                                 0.9         25,478
Insurance                                                     4.2        113,403
Materials                                                     2.4         65,062
Media                                                         2.9         79,716
Pharmaceuticals & Biotechnology                               9.3        253,828
Real Estate                                                   3.6         97,622
Retailing                                                     3.2         88,312
Software & Services                                           0.6         15,727
Technology Hardware & Equipment                               7.0        190,647
Telecommunication Services                                    9.5        259,869
Transportation                                                0.8         22,319
Utilities                                                     1.1         29,552
                                                     ------------   ------------
TOTAL FOREIGN COMMON STOCKS                                  87.5      2,385,812
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM
   SECURITIES LENDING                                         1.4         38,792
                                                     ------------   ------------
TOTAL INVESTMENTS                                            88.9%  $  2,424,604
                                                     ============   ============

The accompanying notes are an integral part of the financial statements.

LARGE CAP GROWTH PORTFOLIO

DESCRIPTION                                                SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 13.3%
Amazon.com*                                                   490   $     26,656
Coach*                                                        590         26,662
Dollar General                                              1,490         29,144
eBay*                                                         230         21,148
Getty Images*                                                 130          7,800
Harley-Davidson                                               190         11,770
Hilton Hotels                                               1,440         26,870
International Game Technology                                 500         19,300
Lowe's                                                        920         48,346
Marriott International, Cl A                                  490         24,441
Marvel Enterprises*                                         1,005         19,618
McGraw-Hill Companies                                         650         49,770
Omnicom Group                                                 530         40,222
Staples                                                     1,570         46,017
Station Casinos                                               420         20,328
Target                                                        390         16,563
Wal-Mart Stores                                               720         37,987
Yum! Brands*                                                  760         28,287
                                                                    ------------
                                                                         500,929
                                                                    ------------
CONSUMER STAPLES - 8.7%
Avon Products                                               1,670         77,054
Clorox                                                        770         41,411
Coca-Cola                                                     960         48,461
PepsiCo                                                     1,450         78,126
Procter & Gamble                                              790         43,008
Sysco                                                       1,150         41,250
                                                                    ------------
                                                                         329,310
                                                                    ------------
ENERGY - 4.5%
Apache                                                      1,020         44,421
BP, ADR                                                       750         40,177
National-Oilwell*                                             760         23,932
Schlumberger                                                  510         32,390
XTO Energy                                                    930         27,705
                                                                    ------------
                                                                         168,625
                                                                    ------------
FINANCIALS - 11.4%
American International Group                                1,325         94,446
Capital One Financial                                         720         49,234
Fannie Mae                                                    530         37,821
Goldman Sachs Group                                           440         41,430
Investors Financial Services                                1,120         48,810
Lehman Brothers Holdings                                      570         42,892
MBNA                                                        1,550         39,974
State Street                                                  790         38,742
Wells Fargo                                                   650         37,199
                                                                    ------------
                                                                         430,548
                                                                    ------------
HEALTH CARE - 23.9%
Aetna                                                         200         17,000
Boston Scientific*                                            960         41,088
C. R. Bard                                                    510         28,892
Caremark Rx*                                                1,482         48,817
DENTSPLY International                                        430         22,403
Forest Laboratories, Cl A*                                    600         33,978
Genentech*                                                    310         17,422
Johnson & Johnson                                           2,480        138,136
McKesson                                                      940         32,270
Medtronic                                                   2,030         98,902
Pfizer                                                      4,256        145,896
Quest Diagnostics                                             490         41,626
St. Jude Medical*                                             390   $     29,504
Teva Pharmaceutical Industries, ADR                           590         39,701
UnitedHealth Group                                          1,040         64,740
Varian Medical Systems*                                       430         34,121
Wyeth                                                         760         27,482
Zimmer Holdings*                                              431         38,014
                                                                    ------------
                                                                         899,992
                                                                    ------------
INDUSTRIALS - 9.8%
3M                                                            770         69,308
Danaher                                                     1,000         51,850
Fastenal                                                      390         22,164
General Electric                                            3,190        103,356
MSC Industrial Direct Co., Cl A                               440         14,439
Rockwell Collins                                              910         30,321
United Technologies                                           390         35,677
Waste Management                                            1,370         41,991
                                                                    ------------
                                                                         369,106
                                                                    ------------
INFORMATION TECHNOLOGY - 27.3% (a)
Analog Devices                                                930         43,784
Broadcom, Cl A*                                               500         23,385
CDW                                                           690         43,994
Cisco Systems*                                              6,080        144,096
Corning*                                                    3,030         39,572
Dell*                                                       2,270         81,311
Electronic Arts*                                              610         33,276
First Data                                                    810         36,061
Intel                                                       4,430        122,268
Maxim Integrated Products                                     420         22,016
Microsoft                                                   1,620         46,267
Motorola                                                    2,660         48,545
National Semiconductor*                                       940         20,671
NCR*                                                        1,850         91,742
QUALCOMM                                                      910         66,412
Research In Motion*                                           310         21,216
SAP, ADR                                                      540         22,584
Symantec*                                                     230         10,069
Texas Instruments                                           1,150         27,807
Xilinx                                                        900         29,979
Yahoo!*                                                     1,510         54,858
                                                                    ------------
                                                                       1,029,913
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $3,390,185)                                                   3,728,423
                                                                    ------------
TOTAL INVESTMENTS IN UNAFFILIATED SECURITIES - 98.9%
   (Cost $3,390,185)                                                   3,728,423
                                                                    ------------
AFFILIATED MONEY MARKET FUND - 1.8%
First American Prime Obligations Fund, Cl Z (b)            66,222         66,222
                                                                    ------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $66,222)                                                         66,222
                                                                    ------------
TOTAL INVESTMENTS - 100.7%
   (Cost $3,456,407)                                                   3,794,645
                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET - (0.7)%                               (26,341)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $  3,768,304
                                                                    ------------

*Non-income producing security

(a) The Portfolio is significantly invested in this industry sector and therefore is subject to additional risks. See note 1 in Notes to Financial Statements.

(b) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Portfolio. See note 3 in Notes to Financial Statements.

ADR - American Depositary Receipt

Cl  - Class

SCHEDULE OF INVESTMENTS  June 30, 2004 (unaudited)

MID CAP GROWTH PORTFOLIO

DESCRIPTION                                                SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 19.3%
Abercrombie & Fitch*                                          300   $     11,625
Arbitron*                                                      80          2,922
Cheesecake Factory*                                           230          9,152
Claire's Stores                                               580         12,586
Coach*                                                        400         18,076
Dollar General                                                530         10,367
EchoStar Communications, Cl A*                                460         14,145
Entercom Communications*                                      410         15,293
Family Dollar Stores                                          630         19,164
Gaylord Entertainment*                                        680         21,345
Harrah's Entertainment                                        180          9,738
Hilton Hotels                                                 280          5,225
Journal Communications, Cl A                                  450          8,473
Kerzner International*                                         70          3,329
Marriott International, Cl A                                  530         26,436
Marvel Enterprises*                                         2,320         45,286
Michaels Stores                                               330         18,150
Multimedia Games*                                             609         16,333
P.F. Chang's China Bistro*                                    290         11,933
Pep Boys - Manny Moe & Jack                                   410         10,393
Radio One, Cl D*                                              661         10,583
Reebok International                                          410         14,752
Ross Stores                                                   360          9,634
Station Casinos                                               680         32,912
Univision Communications, Cl A*                               490         15,646
Wendy's International                                         270          9,407
Westwood One*                                                 330          7,854
                                                                    ------------
                                                                         390,759
                                                                    ------------
CONSUMER STAPLES - 3.4%
Bunge Limited                                                 990         38,551
Clorox                                                        270         14,521
Hershey Foods                                                 340         15,732
                                                                    ------------
                                                                          68,804
                                                                    ------------
ENERGY - 9.5%
Apache                                                        484         21,078
Baker Hughes                                                  340         12,801
BJ Services*                                                  480         22,003
ENSCO International                                           850         24,735
EOG Resources                                                 180         10,748
National-Oilwell*                                             590         18,579
Newfield Exploration*                                         280         15,607
Patterson-UTI Energy*                                         490         16,371
Weatherford International*                                    600         26,988
XTO Energy                                                    770         22,938
                                                                    ------------
                                                                         191,848
                                                                    ------------
FINANCIALS - 7.4%
Ameritrade Holding*                                         2,140         24,289
Capital One Financial                                         310         21,198
Everest Re Group                                              200         16,072
First Marblehead*                                             280         11,273
Investors Financial Services                                  850         37,043
Platinum Underwriters Holdings                                320          9,738
RenaissanceRe Holdings                                        340         18,343
Synovus Financial                                             470         11,901
                                                                    ------------
                                                                         149,857
                                                                    ------------
HEALTH CARE - 18.1%
Aetna                                                         420   $     35,700
Amylin Pharmaceuticals*                                       240          5,472
Apogent Technologies*                                         590         18,880
Barr Laboratories*                                            552         18,602
Biomet                                                        230         10,221
C. R. Bard                                                    180         10,197
Caremark Rx*                                                1,050         34,587
Charles River Laboratories International*                     170          8,308
Chiron*                                                       550         24,533
DENTSPLY International                                        480         25,008
ImClone Systems*                                              120         10,295
Inveresk Research Group*                                      320          9,869
Invitrogen*                                                   230         16,558
McKesson                                                      570         19,568
Mylan Laboratories                                            420          8,505
Quest Diagnostics*                                            230         19,538
Radiation Therapy Services*                                   350          4,970
Teva Pharmaceutical Industries, ADR                           234         15,746
Triad Hospitals*                                              770         28,667
Varian Medical Systems*                                       370         29,359
VCA Antech*                                                   240         10,757
                                                                    ------------
                                                                         365,340
                                                                    ------------
INDUSTRIALS - 10.2%
Allied Waste Industries*                                    1,160         15,289
D&B*                                                          660         35,581
Donaldson Company                                             370         10,805
Fastenal                                                      380         21,595
L-3 Communications Holdings*                                  240         16,032
Monster Worldwide*                                            280          7,202
MSC Industrial Direct Co., Cl A                               510         16,748
Northwest Airlines*                                         1,030         11,454
Power-One*                                                  2,070         22,729
Republic Services                                           1,080         31,255
Stericycle*                                                   320         16,557
                                                                    ------------
                                                                         205,247
                                                                    ------------
INFORMATION TECHNOLOGY - 31.6% (a)
Adobe Systems                                                 670         31,155
ADTRAN                                                        210          7,008
Altera*                                                       990         21,998
Apple Computer*                                               630         20,500
Avaya*                                                      1,430         22,580
Avocent*                                                      260          9,550
BEA Systems*                                                  920          7,553
Benchmark Electronics*                                        150          4,365
Broadcom, Cl A*                                               170          7,951
CDW                                                           340         21,678
Corning*                                                    2,230         29,124
Cypress Semiconductor*                                        870         12,345
DoubleClick*                                                1,470         11,422
Entegris*                                                   1,010         11,686
Fiserv*                                                       485         18,862
Foundry Networks*                                             735         10,341
Hyperion Solutions*                                           930         40,660
Integrated Circuit Systems*                                   220          5,975
Juniper Networks*                                             730         17,936
Linear Technology                                             390         15,393
Mercury Interactive*                                          210         10,464

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                SHARES          VALUE
--------------------------------------------------------------------------------
Microchip Technology                                          480   $     15,139
National Semiconductor*                                     1,100         24,189
NCR*                                                        1,330         65,955
PerkinElmer                                                 1,860         37,274
Research In Motion*                                           660         45,170
Symantec*                                                     630         27,581
Take-Two Interactive Software*                              1,100         33,704
TIBCO Software*                                             2,630         22,223
ValueClick*                                                 1,320         15,814
Varian Semiconductor Equipment Associates*                    110          4,242
VeriSign*                                                     430          8,557
                                                                    ------------
                                                                         638,394
                                                                    ------------
MATERIALS - 0.6%
Pactiv*                                                       520         12,969
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $1,858,903)                                                   2,023,218
                                                                    ------------
TOTAL INVESTMENTS IN UNAFFILIATED SECURITIES - 100.1%
   (Cost $1,858,903)                                                   2,023,218
                                                                    ------------
AFFILIATED MONEY MARKET FUND - 0.6%
First American Prime Obligations Fund, Cl Z (b)            11,288         11,288
                                                                    ------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $11,288)                                                         11,288
                                                                    ------------
TOTAL INVESTMENTS - 100.7%
   (Cost $1,870,191)                                                   2,034,506
                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET - (0.7)%                               (13,350)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $  2,021,156
                                                                    ------------

*Non-income producing security

(a) The Portfolio is significantly invested in this industry sector and therefore is subject to additional risks. See note 1 in Notes to Financial Statements.

(b) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Portfolio. See note 3 in Notes to Financial Statements.

ADR - American Depositary Receipt

Cl - Class

SMALL CAP GROWTH PORTFOLIO

DESCRIPTION                                                SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 26.4% (a)
Alliance Atlantis Communications, Cl B*                     1,920   $     35,330
Champps Entertainment*                                      1,660         13,711
Citadel Broadcasting*                                       2,280         33,220
Fred's                                                      1,690         37,332
Guitar Center*                                                720         32,018
Knology*                                                    5,189         25,789
Landry's Restaurants                                        2,310         69,046
Lions Gate Entertainment*                                   2,760         19,265
Marvel Enterprises*                                         1,710         33,379
Men's Wearhouse*                                            1,370         36,154
Multimedia Games*                                           2,066         55,410
O'Charley's*                                                2,740         47,101
Panera Bread, Cl A*                                           660         23,681
Ruby Tuesday                                                1,060         29,097
Select Comfort*                                             1,600         45,440
Spanish Broadcasting System*                                6,160         57,350
Sports Authority*                                             920         33,028
                                                                    ------------
                                                                         626,351
                                                                    ------------
ENERGY - 6.9%
Carrizo Oil & Gas*                                          2,110         21,543
Comstock Resources*                                         1,570         30,552
Grey Wolf*                                                  8,390         35,574
KCS Energy*                                                 1,560         20,779
Quicksilver Resources*                                        400         26,828
Rowan Companies*                                            1,180         28,709
                                                                    ------------
                                                                         163,985
                                                                    ------------
FINANCIALS - 4.5%
Cullen/Frost Bankers                                          810         36,247
Scottish Annuity & Life Holdings                            1,700         39,525
Southwest Bancorporation of Texas                             720         31,766
                                                                    ------------
                                                                         107,538
                                                                    ------------
HEALTH CARE - 21.3%
Amylin Pharmaceuticals*                                     1,700         38,760
Bradley Pharmaceuticals*                                    1,550         43,245
Cell Genesys*                                               1,720         17,871
Cutera*                                                     2,153         29,259
CV Therapeutics*                                            1,440         24,134
Digene*                                                       650         23,744
Edwards Lifesciences*                                         770         26,835
Encore Medical*                                             5,890         37,107
Genelabs Technologies*                                      7,230         16,701
ICU Medical*                                                1,250         41,913
LifeCell*                                                   2,110         23,822
Martek Biosciences*                                           510         28,647
Par Pharmaceuticals Companies*                                990         34,851
POZEN*                                                      2,890         19,768
Select Medical                                                630          8,454
Triad Hospitals*                                            1,090         40,581
VaxGen*                                                     2,290         32,426
Zoll Medical*                                                 540         18,943
                                                                    ------------
                                                                         507,061
                                                                    ------------
INDUSTRIALS - 2.7%
Applied Films*                                              2,180         63,264
                                                                    ------------

DESCRIPTION                                                SHARES          VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 37.0% (a)
ADTRAN                                                      1,390   $     46,384
AlphaSmart*                                                 2,330         13,118
Avocent*                                                    1,110         40,767
BindView Development*                                       4,610         16,135
Captiva Software*                                           1,640         15,892
Digitas*                                                    3,430         37,833
Ditech Communications*                                      1,150         26,841
DSP Group*                                                    760         20,702
Emulex*                                                     4,560         65,254
FormFactor*                                                 1,310         29,410
Foundry Networks*                                           3,820         53,747
Hyperion Solutions*                                           780         34,102
Informatica*                                                4,430         33,801
Integrated Circuit Systems*                                 1,060         28,790
Integrated Device Technology*                               2,760         38,198
Komag*                                                      2,430         33,947
LeCroy*                                                       620         11,166
ON Semiconductor*                                           7,590         38,102
Open Solutions*                                             1,040         25,979
Quest Software*                                             3,350         43,215
SafeNet*                                                    2,030         56,190
Take-Two Interactive Software*                              2,210         67,714
Tradestation Group*                                         2,020         14,524
TTM Technologies*                                           3,120         37,267
Ultimate Software Group*                                      410          4,141
Varian Semiconductor Equipment Associates*                    850         32,776
Verso Technologies*                                         7,030         12,303
                                                                    ------------
                                                                         878,298
                                                                    ------------
TELECOMMUNICATION SERVICES - 1.1%
Essex*                                                      1,180          9,546
General Communication*                                      2,060         16,356
                                                                    ------------
                                                                          25,902
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $2,189,027)                                                   2,372,399
                                                                    ------------
TOTAL INVESTMENTS - 99.9%
   (Cost $2,189,027)                                                   2,372,399
                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                                   2,882
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $  2,375,281
                                                                    ------------

*Non-income producing security

(a) The Portfolio is significantly invested in this industry sector and therefore is subject to additional risks. See note 1 in Notes to Financial Statements.

Cl - Class

TECHNOLOGY PORTFOLIO

DESCRIPTION                                                SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 101.4% (a)
AEROSPACE & DEFENSE - 1.0%
L-3 Communications Holdings*                                  290   $     19,372
                                                                    ------------
CAPITAL GOODS - 2.0%
Engineered Support Systems                                    310         18,138
Goodrich                                                      600         19,398
                                                                    ------------
                                                                          37,536
                                                                    ------------
CHEMICALS - 0.5%
Landec*                                                     1,240          8,470
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES - 2.2%
Digitas*                                                    1,910         21,067
DST Systems*                                                  400         19,236
                                                                    ------------
                                                                          40,303
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 13.6%
Arris Group*                                                2,250         13,365
Avaya*                                                      1,610         25,422
Cisco Systems*                                                810         19,197
Comverse Technology*                                        1,280         25,523
Corning*                                                    2,050         26,773
Harris                                                        390         19,792
Juniper Networks*                                             840         20,639
Nortel Networks*                                            4,300         21,457
Packeteer*                                                    810         13,081
QUALCOMM                                                      350         25,543
SafeNet*                                                      700         19,376
Tekelec*                                                    1,170         21,259
                                                                    ------------
                                                                         251,427
                                                                    ------------
COMPUTERS & PERIPHERALS - 7.1%
Dell*                                                         690         24,716
EMC*                                                        1,700         19,380
Hewlett-Packard                                               969         20,446
Lexmark International, Cl A*                                  260         25,098
Maxtor*                                                     1,500          9,945
Mobility Electronics*                                       2,090         17,598
Synaptics*                                                    760         14,554
                                                                    ------------
                                                                         131,737
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 8.7%
Aeroflex*                                                   1,410         20,205
Benchmark Electronics*                                        590         17,169
Color Kinetics*                                             1,690         16,917
Flextronics International*                                  1,720         27,434
Garmin                                                        380         14,075
Jabil Circuit*                                                870         21,907
LeCroy*                                                     1,385         24,944
Trimble Navigation*                                           685         19,036
                                                                    ------------
                                                                         161,687
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
Candela*                                                    1,456         14,269
STERIS*                                                       710         16,018
                                                                    ------------
                                                                          30,287
                                                                    ------------
INTERNET & CATALOG RETAILING - 1.2%
Amazon.com*                                                   400         21,760
                                                                    ------------
INTERNET SOFTWARE & SERVICES - 0.7%
Radware*                                                      810         13,811
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                SHARES          VALUE
--------------------------------------------------------------------------------
IT CONSULTING & SERVICES - 7.4%
Accenture, Cl A*                                              970   $     26,656
Affiliated Computer Services, Cl A*                           310         16,411
eFunds*                                                     1,180         20,650
Fiserv*                                                       510         19,834
Infosys Technologies, ADR                                     280         25,976
Satyam Computer Services, ADR                                 770         14,245
SunGard Data Systems*                                         510         13,260
                                                                    ------------
                                                                         137,032
                                                                    ------------
MEDIA - 2.2%
Championship Auto Racing Teams*                             2,480             50
Clear Channel Communications                                  410         15,150
Comcast, Cl A*                                                510         14,295
Cox Communications, Cl A*                                     430         11,950
                                                                    ------------
                                                                          41,445
                                                                    ------------
PHARMACEUTICALS & BIOTECHNOLOGY - 1.0%
Perrigo                                                       940         17,832
                                                                    ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 23.3%
Advanced Micro Devices*                                     1,360         21,624
Analog Devices                                                680         32,014
Applied Materials*                                          1,580         30,999
ASML Holding*                                                 800         13,688
Broadcom, Cl A*                                               570         26,659
Intel                                                         940         25,944
Linear Technology                                             490         19,340
LogicVision*                                                3,990         11,172
Marvell Technology Group*                                   1,080         28,836
Maxim Integrated Products                                     430         22,541
Microchip Technology                                          910         28,701
MKS Instruments*                                              814         18,576
Novellus Systems*                                             420         13,205
PDF Solutions*                                              1,440         12,197
Pixelworks*                                                   500          7,660
Taiwan Semiconductor Manufacturing, ADR                     3,685         30,624
Teradyne*                                                     980         22,246
Texas Instruments                                             772         18,667
United Microelectronics*                                    5,632         24,274
Xilinx                                                        690         22,984
                                                                    ------------
                                                                         431,951
                                                                    ------------
SOFTWARE - 14.7%
Adobe Systems                                                 530         24,645
Altiris*                                                      600         16,566
Ascential Software*                                           892         14,263
Aspen Technology*                                           2,660         19,312
Computer Associates International                             790         22,167
Concur Technologies*                                          980         10,486
Hyperion Solutions*                                           400         17,488
Intuit*                                                       490         18,904
Lawson Software*                                            2,680         18,974
Mercury Interactive*                                          480         23,918
Moldflow*                                                   1,600         17,472
PeopleSoft*                                                   980         18,130
RSA Security*                                                 900         18,423
ScanSoft*                                                   3,250         16,087
VERITAS Software*                                             580         16,066
                                                                    ------------
                                                                         272,901
                                                                    ------------
SOFTWARE & SERVICES - 5.8%
Citrix Systems*                                             1,130   $     23,007
MapInfo*                                                    1,920         20,352
RadiSys*                                                    1,154         21,430
SAP, ADR                                                      530         22,159
Symantec*                                                     480         21,014
                                                                    ------------
                                                                         107,962
                                                                    ------------
TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
C-COR.net*                                                  1,870         19,242
International Business Machines                               220         19,393
Motorola                                                    1,240         22,630
NCR*                                                          570         28,266
Storage Technology*                                           700         20,300
Vishay Intertechnology*                                     1,000         18,580
                                                                    ------------
                                                                         128,411
                                                                    ------------
WIRELESSTELECOMMUNICATIONS SERVICES - 1.5%
At Road*                                                    1,860         14,229
Wireless Facilities*                                        1,480         14,548
                                                                    ------------
                                                                          28,777
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $1,652,846)                                                   1,882,701
                                                                    ------------
TOTAL INVESTMENTS - 101.4%
   (Cost $1,652,846)                                                   1,882,701
                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET - (1.4)%                               (26,883)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $  1,855,818
                                                                    ------------

*Non-income producing security

(a) The Portfolio is primarily invested in the technology sector and therefore is subject to additional risks. See note 1 in Notes to Financial Statements.

ADR - American Depositary Receipt

Cl - Class

STATEMENTS OF ASSETS AND LIABILITIES  June 30, 2004 (unaudited)

                                                                            CORPORATE BOND       EQUITY INCOME
                                                                                 PORTFOLIO           PORTFOLIO
--------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*+                        $      3,734,278    $     22,025,103
Investments in affiliated money market fund, at value**                            126,869             644,281
Cash                                                                                    --                  --
Cash denominated in foreign currencies, at value***                                     --                  --
Receivable for dividends and interest                                               54,878              43,900
Receivable for investment securities sold                                           15,013                  --
Receivable for capital shares sold                                                      --                  --
Receivable from advisor                                                              1,529               2,333
Receivable for foreign withholding tax reclaim                                          --                  --
Prepaid expenses and other assets                                                    3,050              15,792
--------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                     3,935,617          22,731,409
==============================================================================================================
LIABILITIES:
Bank overdraft
Payable for capital shares redeemed                                                 14,149             405,742
Payable upon return of securities loaned                                                --                  --
Payable for investment securities purchased                                         15,017                  --
Payable for advisory, co-administration, and custodian fees                          5,812              20,610
Payable for distribution and shareholder servicing fees                                972               2,356
--------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                   35,950             428,708
==============================================================================================================
NET ASSETS                                                                $      3,899,667    $     22,302,701
==============================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                         $      4,221,976    $     24,664,155
Undistributed net investment income (loss)                                          98,645             198,556
Accumulated net realized gain (loss) on investments                               (408,135)         (5,908,435)
Net unrealized appreciation (depreciation) of investments                          (12,819)          3,348,425
Net unrealized depreciation of forward foreign
 currency contracts, foreign currency, and translation of
 assets and liabilities denominated in foreign currency                                 --                  --
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                $      3,899,667    $     22,302,701
==============================================================================================================
*Investments in unaffiliated securities, at cost                          $      3,747,097    $     18,676,678
**Investments in affiliated money market fund, at cost                             126,869             644,281
***Cash denominated in foreign currencies, at cost                                      --                  --
+Including securities loaned, at value                                                  --                  --
CLASS IA:
Net assets                                                                $          1,147    $     12,127,060
Shares issued and outstanding ($0.01 par value -- 20 billion authorized)               124           1,017,231
Net asset value, offering price, and redemption price per share           $           9.28    $          11.92
CLASS IB:
Net assets                                                                $      3,898,520    $     10,175,641
Shares issued and outstanding ($0.01 par value -- 20 billion authorized)           420,813             855,133
Net asset value, offering price, and redemption price per share           $           9.26    $          11.90

The accompanying notes are an integral part of the financial statements.

                                                                             INTERNATIONAL    LARGE CAP GROWTH      MID CAP GROWTH
                                                                                 PORTFOLIO           PORTFOLIO           PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*+                        $      2,424,604    $      3,728,423    $      2,023,218
Investments in affiliated money market fund, at value**                                 --              66,222              11,288
Cash                                                                               131,557                  --                  37
Cash denominated in foreign currencies, at value***                                179,661                  --                  --
Receivable for dividends and interest                                                2,950               2,525                 385
Receivable for investment securities sold                                           40,814             123,476              48,799
Receivable for capital shares sold                                                   3,450                  --                  --
Receivable from advisor                                                                 59                 379                 703
Receivable for foreign withholding tax reclaim                                         524                  --                  --
Prepaid expenses and other assets                                                    2,578               3,058               2,499
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                     2,786,197           3,924,083           2,086,929
==================================================================================================================================
LIABILITIES:
Bank overdraft
Payable for capital shares redeemed                                                  1,742              10,186               2,887
Payable upon return of securities loaned                                            38,792
Payable for investment securities purchased                                         10,813             141,849              60,054
Payable for advisory, co-administration, and custodian fees                          6,186               3,476               2,658
Payable for distribution and shareholder servicing fees                                101                 268                 174
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                   57,634             155,779              65,773
==================================================================================================================================
NET ASSETS                                                                $      2,728,563    $      3,768,304    $      2,021,156
==================================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                         $      4,142,006    $      4,723,333    $      1,812,006
Undistributed net investment income (loss)                                          19,021                (173)             (9,557)
Accumulated net realized gain (loss) on investments                             (1,868,960)         (1,293,094)             54,392
Net unrealized appreciation (depreciation) of investments                          438,628             338,238             164,315
Net unrealized depreciation of forward foreign
 currency contracts, foreign currency, and translation of
 assets and liabilities denominated in foreign currency                             (2,132)                 --                  --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                $      2,728,563    $      3,768,304    $      2,021,156
==================================================================================================================================
*Investments in unaffiliated securities, at cost                          $      1,985,976    $      3,390,185    $      1,858,903
**Investments in affiliated money market fund, at cost                                  --              66,222              11,288
***Cash denominated in foreign currencies, at cost                                 181,949
+Including securities loaned, at value                                              33,905
CLASS IA:
Net assets                                                                $      2,264,195    $      2,724,419    $      1,235,632
Shares issued and outstanding ($0.01 par value -- 20 billion authorized            340,308             528,189             156,370
Net asset value, offering price, and redemption price per share           $           6.65    $           5.16    $           7.90
CLASS IB:
Net assets                                                                $        464,368    $      1,043,885    $        785,524
Shares issued and outstanding ($0.01 par value -- 20 billion authorized             70,311             203,810              99,965
Net asset value, offering price, and redemption price per share           $           6.60    $           5.12    $           7.86

                                                                          SMALL CAP GROWTH          TECHNOLOGY
                                                                                 PORTFOLIO           PORTFOLIO
--------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*+                        $      2,372,399    $      1,882,701
Investments in affiliated money market fund, at value**                                 --                  --
Cash                                                                                    --                  --
Cash denominated in foreign currencies, at value***                                     --                  --
Receivable for dividends and interest                                                   98                 548
Receivable for investment securities sold                                          177,163              43,634
Receivable for capital shares sold                                                   3,169                 171
Receivable from advisor                                                                700                  --
Receivable for foreign withholding tax reclaim                                          --                  --
Prepaid expenses and other assets                                                    3,128               2,183
--------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                     2,556,657           1,929,237
==============================================================================================================
LIABILITIES:
Bank overdraft                                                                      33,112              31,948
Payable for capital shares redeemed                                                    864               9,180
Payable upon return of securities loaned
Payable for investment securities purchased                                        144,623                  --
Payable for advisory, co-administration, and custodian fees                          2,609               2,256
Payable for distribution and shareholder servicing fees                                168                  35
--------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  181,376              43,419
==============================================================================================================
NET ASSETS                                                                $      2,375,281    $      1,885,818
==============================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                         $      1,703,660    $      4,084,114
Undistributed net investment income (loss)                                         (15,831)             (7,795)
Accumulated net realized gain (loss) on investments                                504,080          (2,420,356)
Net unrealized appreciation (depreciation) of investments                          183,372             229,855
Net unrealized depreciation of forward foreign
 currency contracts, foreign currency, and translation of
 assets and liabilities denominated in foreign currency                                 --                  --
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                $      2,375,281    $      1,885,818
==============================================================================================================
*Investments in unaffiliated securities, at cost                          $      2,189,027    $      1,652,846
**Investments in affiliated money market fund, at cost                                  --                  --
***Cash denominated in foreign currencies, at cost
+Including securities loaned, at value
CLASS IA:
Net assets                                                                $      1,628,925    $      1,746,966
Shares issued and outstanding ($0.01 par value -- 20 billion authorized            172,073             713,275
Net asset value, offering price, and redemption price per share           $           9.47    $           2.45
CLASS IB:
Net assets                                                                $        746,356    $        138,852
Shares issued and outstanding ($0.01 par value -- 20 billion authorized             79,379              57,805
Net asset value, offering price, and redemption price per share           $           9.40    $           2.40

STATEMENTS OF OPERATIONS For the six months ended June 30, 2004 (unaudited)

                                                                            CORPORATE BOND       EQUITY INCOME
                                                                                 PORTFOLIO           PORTFOLIO
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest from unaffiliated securities                                     $        120,219    $         27,144
Dividends                                                                              564             326,530
Dividends from affiliated money market fund                                            708                 613
Securities lending                                                                      --                  --
Less: Foreign taxes withheld                                                            --                (784)
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            121,491             353,503
--------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                                            16,422              91,983
Co-administration fees and expenses (including per account transfer
 agency fees)                                                                       23,842             114,085
Distribution and shareholder servicing fees - Class IB                               5,864              15,715
Printing                                                                               223                 908
Custodian fees                                                                         235               1,415
Professional fees                                                                      120                 677
Directors' fees                                                                         87                 521
Other                                                                                   78                 473
--------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                      46,871             225,777
==============================================================================================================
Less: Investment advisory fee waiver                                               (16,422)            (89,777)
Less: Expense reimbursement                                                         (6,990)                 --
--------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                  23,459             136,000
==============================================================================================================
INVESTMENT INCOME (LOSS) - NET                                                      98,032             217,503
--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS - NET:
Net realized gain on investments                                                    58,106           1,051,360
Net realized loss on forward foreign currency contracts and foreign
 currency transactions                                                                  --                  --
Net change in unrealized appreciation or depreciation of investments              (173,860)           (535,582)
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation of other assets
 and liabilities denominated in foreign currency                                        --                  --
--------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                  (115,754)            515,778
==============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $        (17,722)   $        733,281
==============================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                                             INTERNATIONAL    LARGE CAP GROWTH      MID CAP GROWTH
                                                                                 PORTFOLIO           PORTFOLIO           PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest from unaffiliated securities                                     $            545    $             --    $             --
Dividends                                                                           37,153              20,302               4,720
Dividends from affiliated money market fund                                             --                 329                 533
Securities lending                                                                      36                  --                  --
Less: Foreign taxes withheld                                                        (4,687)               (184)                (19)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                             33,047              20,447               5,234
==================================================================================================================================
EXPENSES:
Investment advisory fees                                                            15,397              13,589              10,031
Co-administration fees and expenses (including per account
 transfer agency fees)                                                              17,785              18,728              13,821
Distribution and shareholder servicing fees - Class IB                                 626               1,804               1,178
Printing                                                                               182                 178                 163
Custodian fees                                                                         140                 209                 143
Professional fees                                                                       75                 115                  72
Directors' fees                                                                         51                  74                  49
Other                                                                                   43                  66                  41
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                      34,299              34,763              25,498
==================================================================================================================================
Less: Investment advisory fee waiver                                               (14,776)            (13,589)            (10,031)
Less: Expense reimbursement                                                             --                (554)               (676)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                  19,523              20,620              14,791
==================================================================================================================================
INVESTMENT INCOME (LOSS) - NET                                                      13,524                (173)             (9,557)
----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND
 FOREIGN CURRENCY TRANSACTIONS - NET:
Net realized gain on investments                                                   233,219             295,658             461,557
Net realized loss on forward foreign currency contracts and foreign
 currency transactions                                                              (8,835)                 --                  --
Net change in unrealized appreciation or depreciation of investments              (229,214)           (134,313)           (242,580)
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation of other assets
 and liabilities denominated in foreign currency                                    (2,435)                 --                  --
----------------------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                    (7,265)            161,345             218,977
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $          6,259    $        161,172    $        209,420
==================================================================================================================================

                                                                          SMALL CAP GROWTH          TECHNOLOGY
                                                                                 PORTFOLIO           PORTFOLIO
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest from unaffiliated securities                                     $             --    $             --
Dividends                                                                            1,907               2,166
Dividends from affiliated money market fund                                            453                 643
Securities lending                                                                      --                  --
Less: Foreign taxes withheld                                                            --                 (91)
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                              2,360               2,718
==============================================================================================================
EXPENSES:
Investment advisory fees                                                            12,200               7,339
Co-administration fees and expenses (including per account
 transfer agency fees)                                                              16,186              10,057
Distribution and shareholder servicing fees - Class IB                               1,110                 238
Printing                                                                               186                 144
Custodian fees                                                                         174                 105
Professional fees                                                                       81                  60
Directors' fees                                                                         59                  38
Other                                                                                   48                  28
--------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                      30,044              18,009
==============================================================================================================
Less: Investment advisory fee waiver                                               (11,853)             (7,339)
Less: Expense reimbursement                                                             --                (157)
--------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                  18,191              10,513
==============================================================================================================
INVESTMENT INCOME (LOSS) - NET                                                     (15,831)             (7,795)
--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND
 FOREIGN CURRENCY TRANSACTIONS - NET:
Net realized gain on investments                                                   659,564             113,738
Net realized loss on forward foreign currency contracts and foreign
 currency transactions                                                                  --                  --
Net change in unrealized appreciation or depreciation of investments              (664,791)           (139,759)
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation of other assets
 and liabilities denominated in foreign currency                                        --                  --
--------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                    (5,227)            (26,021)
==============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $        (21,058)   $        (33,816)
==============================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 CORPORATE BOND                 EQUITY INCOME
                                                                                      PORTFOLIO                     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                                          1/1/04         1/1/03         1/1/04         1/1/03
                                                                              TO             TO             TO             TO
                                                                         6/30/04       12/31/03        6/30/04       12/31/03
-----------------------------------------------------------------------------------------------------------------------------
                                                                     (UNAUDITED)                   (UNAUDITED)
OPERATIONS:
Investment income (loss) - net                                      $     98,032   $    201,534   $    217,503   $    510,534
Net realized gain (loss) on investments                                   58,106         97,437      1,051,360     (1,457,553)
Net realized loss on written options                                          --             --             --             --
Net realized gain (loss) on forward foreign currency
   contracts and foreign currency transactions                                --             --             --             --
Net increase from payments by affiliates and net losses realized
   on the disposal of investments in violation of restrictions (a)            --             --             --             --
Net change in unrealized appreciation or depreciation of
   investments                                                          (173,860)        53,215       (535,582)     7,585,828
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation
   of other assets and liabilities denominated in foreign currency            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (17,722)       352,186        733,281      6,638,809
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class IA                                                                   --            (49)            --       (312,551)
   Class IB                                                                   --       (200,813)            --       (205,052)
Return of capital:
   Class IA                                                                   --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                           --       (200,862)            --       (517,603)
=============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Class IA:
   Proceeds from sales                                                        --             --         82,599         40,697
   Reinvestment of distributions                                              --             49             --        312,551
   Payments for redemptions                                                   --             --     (5,668,821)    (3,051,431)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class IA transactions                  --             49     (5,586,222)    (2,698,183)
-----------------------------------------------------------------------------------------------------------------------------
Class IB:
   Proceeds from sales                                                   233,168      2,029,697        396,172      1,585,310
   Reinvestment of distributions                                              --        200,813             --        205,052
   Payments for redemptions                                           (1,273,393)      (971,089)    (3,386,058)    (1,488,627)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class IB transactions          (1,040,225)     1,259,421     (2,989,886)       301,735
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions     (1,040,225)     1,259,470     (8,576,108)    (2,396,448)
-----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               (1,057,947)     1,410,794     (7,842,827)     3,724,758
NET ASSETS AT BEGINNING OF PERIOD                                      4,957,614      3,546,820     30,145,528     26,420,770
=============================================================================================================================
NET ASSETS AT END OF PERIOD                                         $  3,899,667   $  4,957,614   $ 22,302,701   $ 30,145,528
=============================================================================================================================
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT END OF PERIOD           $     98,645   $        613   $    198,556   $    (18,947)
=============================================================================================================================
SHARE TRANSACTIONS:
Class IA :
   Shares issued                                                              --             --          6,952          3,780
   Shares issued in lieu of cash distributions                                --              6             --         27,345
   Shares redeemed                                                            --             --       (479,963)      (305,512)
-----------------------------------------------------------------------------------------------------------------------------
Total Class IA transactions                                                   --              6       (473,011)      (274,387)
=============================================================================================================================
Class IB:
   Shares issued                                                          24,807        221,115         33,673        160,974
   Shares issued in lieu of cash distributions                                --         21,500             --         17,956
   Shares redeemed                                                      (136,202)      (105,174)      (287,914)      (146,131)
-----------------------------------------------------------------------------------------------------------------------------
Total Class IB transactions                                             (111,395)       137,441       (254,241)        32,799
=============================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                               (111,395)       137,447       (727,252)      (241,588)
=============================================================================================================================

(a)  See note 5 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

                                                                                  INTERNATIONAL               LARGE CAP GROWTH
                                                                                      PORTFOLIO                      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
                                                                          1/1/04         1/1/03         1/1/04          1/1/03
                                                                              TO             TO             TO              TO
                                                                         6/30/04       12/31/03        6/30/04        12/31/03
------------------------------------------------------------------------------------------------------------------------------
                                                                     (UNAUDITED)                   (UNAUDITED)
OPERATIONS:
Investment income (loss) - net                                      $     13,524   $     22,960   $       (173)   $      3,987
Net realized gain (loss) on investments                                  233,219        (70,277)       295,658         (52,508)
Net realized loss on written options                                          --             --             --              --
Net realized gain (loss) on forward foreign currency
   contracts and foreign currency transactions                            (8,835)        11,394             --              --
Net increase from payments by affiliates and net losses realized
   on the disposal of investments in violation of restrictions (a)            --          1,842             --              --
Net change in unrealized appreciation or depreciation of
   investments                                                          (229,214)       891,014       (134,313)        848,412
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation
   of other assets and liabilities denominated in foreign currency        (2,435)          (411)            --              --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            6,259        856,522        161,172         799,891
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class IA                                                                   --        (26,272)            --          (3,987)
   Class IB                                                                   --         (3,712)            --              --
Return of capital:
   Class IA                                                                   --             --             --            (348)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                           --        (29,984)            --          (4,335)
==============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Class IA:
   Proceeds from sales                                                    75,419        206,865         99,393         535,700
   Reinvestment of distributions                                              --         26,272             --           4,335
   Payments for redemptions                                             (209,163)      (456,174)      (182,682)       (378,908)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class IA transactions            (133,744)      (223,037)       (83,289)        161,127
------------------------------------------------------------------------------------------------------------------------------
Class IB:
   Proceeds from sales                                                    10,837      1,124,716        142,680       1,659,431
   Reinvestment of distributions                                              --          3,712             --              --
   Payments for redemptions                                              (99,578)    (1,991,264)      (764,672)       (678,094)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class IB transactions             (88,741)      (862,836)      (621,992)        981,337
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (222,485)    (1,085,873)      (705,281)      1,142,464
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (216,226)      (259,335)      (544,109)      1,938,020
NET ASSETS AT BEGINNING OF PERIOD                                      2,944,789      3,204,124      4,312,413       2,374,393
==============================================================================================================================
NET ASSETS AT END OF PERIOD                                         $  2,728,563   $  2,944,789   $  3,768,304    $  4,312,413
==============================================================================================================================
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT END OF PERIOD           $     19,021   $      5,497   $       (173)   $         --
==============================================================================================================================
SHARE TRANSACTIONS:
Class IA :
   Shares issued                                                          11,325         37,768         29,345         113,422
   Shares issued in lieu of cash distributions                                --          4,086             --             888
   Shares redeemed                                                       (31,098)       (82,353)       (45,902)        (74,139)
------------------------------------------------------------------------------------------------------------------------------
Total Class IA transactions                                              (19,773)       (40,499)       (16,557)         40,171
==============================================================================================================================
Class IB:
   Shares issued                                                           1,636        235,794         28,098         389,569
   Shares issued in lieu of cash distributions                                --            581             --              --
   Shares redeemed                                                       (14,980)      (409,701)      (150,308)       (149,048)
------------------------------------------------------------------------------------------------------------------------------
Total Class IB transactions                                              (13,344)      (173,326)      (122,210)        240,521
==============================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                                (33,117)      (213,825)      (138,767)        280,692
==============================================================================================================================

                                                                                  MID CAP GROWTH                SMALL CAP GROWTH
                                                                                       PORTFOLIO                       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                                                          1/1/04          1/1/03          1/1/04          1/1/03
                                                                              TO              TO              TO              TO
                                                                         6/30/04        12/31/03         6/30/04        12/31/03
--------------------------------------------------------------------------------------------------------------------------------
                                                                     (UNAUDITED)                     (UNAUDITED)
OPERATIONS:
Investment income (loss) - net                                      $     (9,557)   $    (10,547)   $    (15,831)   $    (21,132)
Net realized gain (loss) on investments                                  461,557         208,734         659,564         462,747
Net realized loss on written options                                          --              --              --              --
Net realized gain (loss) on forward foreign currency
   contracts and foreign currency transactions                                --              --              --              --
Net increase from payments by affiliates and net losses realized
   on the disposal of investments in violation of restrictions (a)            --              --              --              --
Net change in unrealized appreciation or depreciation of
   investments                                                          (242,580)        420,336        (664,791)        880,006
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation
   of other assets and liabilities denominated in foreign currency            --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          209,420         618,523         (21,058)      1,321,621
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class IA                                                                   --              --              --              --
   Class IB                                                                   --              --              --              --
Return of capital:
   Class IA                                                                   --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                           --              --              --              --
================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Class IA:
   Proceeds from sales                                                    99,594         786,596          24,009         972,449
   Reinvestment of distributions                                              --              --              --              --
   Payments for redemptions                                             (998,548)       (289,763)     (1,073,622)       (185,682)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class IA transactions            (898,954)        496,833      (1,049,613)        786,767
--------------------------------------------------------------------------------------------------------------------------------
Class IB:
   Proceeds from sales                                                   739,506         743,269          22,087       1,102,041
   Reinvestment of distributions                                              --              --              --              --
   Payments for redemptions                                             (903,140)       (334,737)       (305,661)     (1,561,060)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class IB transactions            (163,634)        408,532        (283,574)       (459,019)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions     (1,062,588)        905,365      (1,333,187)        327,748
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (853,168)      1,523,888      (1,354,245)      1,649,369
NET ASSETS AT BEGINNING OF PERIOD                                      2,874,324       1,350,436       3,729,526       2,080,157
================================================================================================================================
NET ASSETS AT END OF PERIOD                                         $  2,021,156    $  2,874,324    $  2,375,281    $  3,729,526
================================================================================================================================
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT END OF PERIOD           $     (9,557)   $         --    $    (15,831)   $         --
================================================================================================================================
SHARE TRANSACTIONS:
Class IA :
   Shares issued                                                          12,951         127,764           2,415         123,941
   Shares issued in lieu of cash distributions                                --              --              --              --
   Shares redeemed                                                      (128,670)        (45,505)       (113,971)        (23,224)
--------------------------------------------------------------------------------------------------------------------------------
Total Class IA transactions                                             (115,719)         82,259        (111,556)        100,717
================================================================================================================================
Class IB:
   Shares issued                                                          94,851         117,583           2,211         172,092
   Shares issued in lieu of cash distributions                                --              --              --              --
   Shares redeemed                                                      (116,946)        (51,918)        (31,418)       (236,845)
--------------------------------------------------------------------------------------------------------------------------------
Total Class IB transactions                                              (22,095)         65,665         (29,207)        (64,753)
================================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                               (137,814)        147,924        (140,763)         35,964
================================================================================================================================

                                                                                      TECHNOLOGY
                                                                                       PORTFOLIO
------------------------------------------------------------------------------------------------
                                                                          1/1/04          1/1/03
                                                                              TO              TO
                                                                         6/30/04        12/31/03
------------------------------------------------------------------------------------------------
                                                                     (UNAUDITED)
OPERATIONS:
Investment income (loss) - net                                      $     (7,795)   $    (11,719)
Net realized gain (loss) on investments                                  113,738          94,255
Net realized loss on written options                                          --          (3,677)
Net realized gain (loss) on forward foreign currency
   contracts and foreign currency transactions                                --              --
Net increase from payments by affiliates and net losses realized
   on the disposal of investments in violation of restrictions (a)            --              --
Net change in unrealized appreciation or depreciation of
   investments                                                          (139,759)        539,486
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation
   of other assets and liabilities denominated in foreign currency            --              --
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (33,816)        618,345
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class IA                                                                   --              --
   Class IB                                                                   --              --
Return of capital:
   Class IA                                                                   --              --
------------------------------------------------------------------------------------------------
Total distributions                                                           --              --
================================================================================================
CAPITAL SHARE TRANSACTIONS:
Class IA:
   Proceeds from sales                                                     3,606         770,653
   Reinvestment of distributions                                              --              --
   Payments for redemptions                                             (212,285)       (221,801)
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class IA transactions            (208,679)        548,852
------------------------------------------------------------------------------------------------
Class IB:
   Proceeds from sales                                                     2,183         145,447
   Reinvestment of distributions                                              --              --
   Payments for redemptions                                              (72,133)        (78,551)
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class IB transactions             (69,950)         66,896
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (278,629)        615,748
------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (312,445)      1,234,093
NET ASSETS AT BEGINNING OF PERIOD                                      2,198,263         964,170
================================================================================================
NET ASSETS AT END OF PERIOD                                         $  1,885,818    $  2,198,263
================================================================================================
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT END OF PERIOD           $     (7,795)   $         --
================================================================================================
SHARE TRANSACTIONS:
Class IA :
   Shares issued                                                           1,420         344,605
   Shares issued in lieu of cash distributions                                --              --
   Shares redeemed                                                       (85,063)       (101,395)
------------------------------------------------------------------------------------------------
Total Class IA transactions                                              (83,643)        243,210
================================================================================================
Class IB:
   Shares issued                                                             828          79,495
   Shares issued in lieu of cash distributions                                --              --
   Shares redeemed                                                       (29,175)        (34,343)
------------------------------------------------------------------------------------------------
Total Class IB transactions                                              (28,347)         45,152
================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                               (111,990)        288,362
================================================================================================

FINANCIAL HIGHLIGHTS  For a share outstanding throughout the periods ended
                      December 31, unless otherwise indicated.

                                                   REALIZED
                                             AND UNREALIZED
                   NET ASSET              GAINS (LOSSES) ON                   DIVIDENDS
                       VALUE         NET    INVESTMENTS AND    TOTAL FROM      FROM NET    DISTRIBUTIONS
                   BEGINNING  INVESTMENT   FOREIGN CURRENCY    INVESTMENT    INVESTMENT         FROM NET   RETURN OF          TOTAL
                   OF PERIOD      INCOME       TRANSACTIONS    OPERATIONS        INCOME   REALIZED GAINS     CAPITAL  DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND
 PORTFOLIO (a)
Class IA
  2004 (b) (c)    $     9.32  $     0.20         $    (0.24)   $    (0.04)   $       --      $    --      $       --     $       --
  2003                  8.99        0.42               0.33          0.75         (0.42)          --              --          (0.42)
  2002                  8.86        0.49               0.07          0.56         (0.43)          --              --          (0.43)
  2001 (d)              8.83        0.01               0.02          0.03            --           --              --             --
Class IB
  2004 (b) (c)    $     9.31  $     0.20         $    (0.25)   $    (0.05)   $       --      $    --      $       --     $       --
  2003                  8.98        0.39               0.33          0.72         (0.39)          --              --          (0.39)
  2002                  8.86        0.41               0.12          0.53         (0.41)          --              --          (0.41)
  2001                  8.63        0.49               0.22          0.71         (0.48)          --              --          (0.48)
  2000                  8.29        0.59               0.34          0.93         (0.59)          --              --          (0.59)
  1999                  9.34        0.65              (1.07)        (0.42)        (0.63)          --              --          (0.63)

EQUITY INCOME
 PORTFOLIO (e)
Class IA
  2004 (b) (c)    $    11.60  $     0.10         $     0.22    $     0.32    $       --      $    --      $       --     $       --
  2003                  9.30        0.22               2.29          2.51         (0.21)          --              --          (0.21)
  2002                 11.50        0.24              (2.20)        (1.96)        (0.24)          --              --          (0.24)
  2001                 12.59        0.13              (0.63)        (0.50)        (0.12)       (0.47)             --          (0.59)
  2000                 11.17        0.19               1.45          1.64         (0.18)       (0.04) (i)         --          (0.22)
  1999                 11.63        0.19               0.11          0.30         (0.19)       (0.57)             --          (0.76)
Class IB
  2004 (b) (c)    $    11.59  $     0.08         $     0.23    $     0.31    $       --      $    --      $       --     $       --
  2003                  9.30        0.18               2.30          2.48         (0.19)          --              --          (0.19)
  2002                 11.50        0.19              (2.18)        (1.99)        (0.21)          --              --          (0.21)
  2001 (d)             11.25        0.01               0.24          0.25            --           --              --             --

INTERNATIONAL
 PORTFOLIO
Class IA (f)
  2004 (b) (c)    $     6.64  $     0.03         $    (0.02)   $     0.01    $       --      $    --      $       --     $       --
  2003 (c)              4.88        0.04               1.79          1.83         (0.07)          --              --          (0.07)
  2002                  6.06        0.02              (1.18)        (1.16)           --           --           (0.02)         (0.02)
  2001                  8.09        0.08              (2.06)        (1.98)        (0.03)          --           (0.02)         (0.05)
  2000 (g)             10.00          --              (1.91)        (1.91)           --           --              --             --
Class IB
  2004 (b) (c)    $     6.60  $     0.02         $    (0.02)   $       --    $       --      $    --      $       --     $       --
  2003 (c)              4.86        0.05               1.74          1.79         (0.05)          --              --          (0.05)
  2002                  6.06          --              (1.19)        (1.19)           --           --           (0.01)         (0.01)
  2001 (h)              5.78        0.02               0.30          0.32         (0.02)          --           (0.02)         (0.04)

(a) The financial highlights for the First American Corporate Bond Portfolio as set forth herein, include the historical financial highlights of the Ohio National Strategic Income Portfolio, a portfolio of Ohio National Fund, Inc. The assets of the Ohio National Strategic Income Portfolio were acquired by the First American Corporate Bond Portfolio on December 17, 2001. In connection with such acquisition, shares of the Ohio National Strategic Income Portfolio were exchanged for Class IB shares of the First American Corporate Bond Portfolio. Ohio National Strategic Income Portfolio is the accounting survivor.

(b) For the six months ended June 30, 2004 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(c)  Per share data calculated using average shares outstanding method.

(d) Class of shares has been offered since December 17, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(e) The financial highlights for the First American Equity Income Portfolio as set forth herein, include the historical financial highlights of the Met Investors Series Trust - Firstar Equity Income Portfolio. The assets of the Met Investors Series Trust - Firstar Equity Income Portfolio were acquired by the First American Equity Income Portfolio on December 17, 2001. In connection with such acquisition, Class A shares of the Met Investors Series Trust - Firstar Equity Income Portfolio were exchanged for Class IA shares of the First American Equity Income Portfolio. Met Investors Series Trust - Firstar Equity Income Portfolio is the accounting survivor.

(f)  Effective May 1, 2001, the existing shares were renamed Class IA.

(g) Portfolio commenced operations on April 28, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

(h) Class of shares has been offered since September 28, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(i)  Includes distributions in excess of net realized gains of $0.04 per share.

(j) Total return would have been lower had certain expenses not been waived or reimbursed. If returns had taken into account insurance charges, performance would have been lower.

The accompanying notes are an integral part of the financial statements.

                                                                                                 RATIO OF
                                                                                              EXPENSES TO
                                                                           RATIO OF NET           AVERAGE
                   NET ASSET                                 RATIO OF        INVESTMENT        NET ASSETS
                       VALUE                  NET ASSETS  EXPENSES TO     INCOME (LOSS)        (EXCLUDING
                      END OF        TOTAL         END OF      AVERAGE        TO AVERAGE       WAIVERS AND
                      PERIOD   RETURN (j)   PERIOD (000)   NET ASSETS        NET ASSETS   REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------
CORPORATE BOND
 PORTFOLIO (a)
Class IA
  2004 (b) (c)    $     9.28        (0.43)%   $        1         0.75%             4.33%             1.75
  2003                  9.32         8.28              1         0.75              4.51              1.97
  2002                  8.99         6.39              1         0.75              5.58              1.47
  2001 (d)              8.86         0.34              1         1.20              2.86              1.76
Class IB
  2004 (b) (c)    $     9.26        (0.54)%   $    3,899         1.00%             4.17%             2.00%
  2003                  9.31         8.04          4,957         1.00              4.31              2.22
  2002                  8.98         6.07          3,546         1.00              5.33              1.74
  2001                  8.86         8.25          2,679         1.35              5.22              1.37
  2000                  8.63        11.90          3,318         1.47              6.98              1.47
  1999                  8.29        (4.81)         3,095         1.27              7.23              1.27

EQUITY INCOME
 PORTFOLIO (e)
Class IA
  2004 (b) (c)    $    11.92         2.76%    $   12,127         0.85%             1.65%             1.48%
  2003                 11.60        27.05         17,286         0.85              1.96              1.71
  2002                  9.30       (17.11)        16,411         0.85              2.02              1.21
  2001                 11.50        (3.80)        24,049         1.10              1.02              2.08
  2000                 12.59        14.64          7,449         1.10              1.53              2.15
  1999                 11.17         2.51          6,971         1.10              1.85              2.23
Class IB
  2004 (b) (c)    $    11.90         2.67%    $   10,176         1.10%             1.39%             1.73%
  2003                 11.59        26.67         12,860         1.10              1.71              1.96
  2002                  9.30       (17.34)        10,010         1.10              1.78              1.48
  2001 (d)             11.50         2.22         12,761         1.25              1.26              1.26

INTERNATIONAL
 PORTFOLIO
Class IA (f)
  2004 (b) (c)    $     6.65         0.15%    $    2,264         1.35%             1.01%             2.40%
  2003 (c)              6.64        37.54          2,393         1.35              0.72              2.71
  2002                  4.88       (19.14)         1,955         1.35              0.45              2.86
  2001                  6.06       (24.52)         2,449         1.35              0.81              3.23
  2000 (g)              8.09       (19.10)         3,396         1.35             (0.07)             5.23
Class IB
  2004 (b) (c)    $     6.60         0.00%    $      465         1.60%             0.75%             2.65%
  2003 (c)              6.60        36.78            552         1.60              1.05              2.96
  2002                  4.86       (19.56)         1,249         1.60              0.13              3.36
  2001 (h)              6.06         5.61             16         1.60              0.87              2.33

                         RATIO OF NET
                           INVESTMENT
                        INCOME (LOSS)
                       TO AVERAGE NET
                    ASSETS (EXCLUDING     PORTFOLIO
                          WAIVERS AND      TURNOVER
                      REIMBURSEMENTS)          RATE
---------------------------------------------------
CORPORATE BOND
 PORTFOLIO (a)
Class IA
  2004 (b) (c)                   3.33%           54%
  2003                           3.29            90
  2002                           4.86           140
2001 (d)                         2.30            47
Class IB
  2004 (b) (c)                   3.17%           54%
  2003                           3.09            90
  2002                           4.59           140
  2001                           5.20            47
  2000                           6.98            28
  1999                           7.23            53
EQUITY INCOME
 PORTFOLIO (e)
Class IA
  2004 (b) (c)                   1.02%            9%
  2003                           1.10            36
  2002                           1.66            70
  2001                           0.04            73
  2000                           0.48            32
  1999                           0.72            59
Class IB
  2004 (b) (c)                   0.76%            9%
  2003                           0.85            36
  2002                           1.40            70
  2001 (d)                       1.25            73

INTERNATIONAL
 PORTFOLIO
Class IA (f)
  2004 (b) (c)                  (0.04)%          19%
  2003 (c)                      (0.64)           72
  2002                          (1.06)           82
  2001                          (1.07)          183
  2000 (g)                      (3.95)           64
Class IB
  2004 (b) (c)                  (0.30)%          19%
  2003 (c)                      (0.31)           72
  2002                          (1.63)           82
  2001 (h)                       0.14           183

                                NET ASSET          NET       REALIZED AND                 DIVIDENDS
                                    VALUE   INVESTMENT   UNREALIZED GAINS   TOTAL FROM     FROM NET    DISTRIBUTIONS
                                BEGINNING       INCOME        (LOSSES) ON   INVESTMENT   INVESTMENT         FROM NET          TOTAL
                                OF PERIOD        (LOSS)       INVESTMENTS   OPERATIONS       INCOME   REALIZED GAINS  DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH PORTFOLIO
Class IA (a)
  2004 (b)                      $    4.96   $       --         $     0.20   $     0.20   $       --           $   --        $    --
  2003                               4.03         0.01               0.93         0.94        (0.01)              --          (0.01)
  2002                               5.74           --              (1.71)       (1.71)          --               --             --
  2001                               8.28         0.01              (2.54)       (2.53)       (0.01)              --          (0.01)
  2000 (c)                          10.00           --              (1.72)       (1.72)          --               --             --
Class IB
  2004 (b)                      $    4.93   $    (0.01)        $     0.20   $     0.19   $       --           $   --        $    --
  2003                               4.01           --               0.92         0.92           --               --             --
  2002                               5.74           --              (1.73)       (1.73)          --               --             --
  2001 (d)                           7.07           --              (1.33)       (1.33)          --               --             --

MID CAP GROWTH PORTFOLIO
Class IA (a)
  2004 (b) (e)                  $    7.30   $    (0.02)        $     0.62   $     0.60   $       --           $   --        $    --
  2003                               5.49        (0.02)              1.83         1.81           --               --             --
  2002                               7.76        (0.03)             (2.24)       (2.27)          --               --             --
  2001 (f)                          10.00        (0.02)             (2.22)       (2.24)          --               --             --
Class IB
  2004 (b) (e)                  $    7.27   $    (0.03)        $     0.62   $     0.59   $       --           $   --        $    --
  2003                               5.48        (0.03)              1.82         1.79           --               --             --
  2002                               7.75        (0.03)             (2.24)       (2.27)          --               --             --
  2001 (d)                           9.23        (0.01)             (1.47)       (1.48)          --               --             --

SMALL CAP GROWTH PORTFOLIO
Class IA (a)
  2004 (b)                      $    9.52   $    (0.04)        $    (0.01)  $    (0.05)  $       --           $   --        $    --
  2003 (e)                           5.85        (0.05)              3.72         3.67           --               --             --
  2002                               8.35        (0.03)             (2.47)       (2.50)          --               --             --
  2001 (f)                          10.00        (0.03)             (1.62)       (1.65)          --               --             --
Class IB
  2004 (b)                      $    9.47   $    (0.05)        $    (0.02)  $    (0.07)  $       --           $   --        $    --
  2003 (e)                           5.83        (0.06)              3.70         3.64           --               --             --
  2002                               8.35        (0.01)             (2.51)       (2.52)          --               --             --
  2001 (g)                           7.05           --               1.30         1.30           --               --             --

TECHNOLOGY PORTFOLIO
Class IA (a)
  2004 (b)                      $    2.49   $    (0.01)        $    (0.03)  $    (0.04)  $       --           $   --        $    --
  2003                               1.62        (0.01)              0.88         0.87           --               --             --
  2002                               2.80        (0.02)             (1.16)       (1.18)          --               --             --
  2001                               5.79        (0.01)             (2.98)       (2.99)          --               --             --
  2000 (c)                          10.00        (0.01)             (4.20)       (4.21)          --               --             --
Class IB
  2004 (b)                      $    2.45   $    (0.02)        $    (0.03)  $    (0.05)  $       --           $   --        $    --
  2003                               1.60        (0.02)              0.87         0.85           --               --             --
  2002                               2.80        (0.01)             (1.19)       (1.20)          --               --             --
  2001 (g)                           1.94        (0.01)              0.87         0.86           --               --             --

(a)  Effective May 1, 2001, the existing shares were renamed Class IA.

(b) For the six months ended June 30, 2004 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(c) Portfolio commenced operations on April 28, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

(d) Class of shares has been offered since May 3, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(e)  Per share data calculated using average shares outstanding method.

(f) Portfolio commenced operations on January 4, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(g) Class of shares has been offered since September 28, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(h) In 2002, 0.84% of Class IA shares' and 0.84% of Class IB shares' total return was a result of the reimbursement by the advisor for a loss on a transaction not meeting the Portfolio's investment guidelines. Excluding the reimbursement, total return for Class IA and Class IB shares would have been (30.78)% and (31.02)%, respectively.

(i) Total return would have been lower had certain expenses not been waived or reimbursed. If returns had taken into account insurance charges, performance would have been lower.

The accompanying notes are an integral part of the financial statements.

                                                                                                         RATIO OF
                                                                                                         EXPENSES
                                                                                    RATIO OF NET       TO AVERAGE
                                NET ASSET                                RATIO OF     INVESTMENT       NET ASSETS
                                    VALUE                 NET ASSETS  EXPENSES TO  INCOME (LOSS)       (EXCLUDING
                                   END OF        TOTAL        END OF      AVERAGE     TO AVERAGE      WAIVERS AND
                                   PERIOD   RETURN (i)  PERIOD (000)   NET ASSETS     NET ASSETS  REIMBURSEMENTS)
-----------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH PORTFOLIO
Class IA (a)
  2004 (b)                       $   5.16         4.03%     $  2,724         0.90%          0.08%            1.58%
  2003                               4.96        23.27         2,703         0.90           0.19             1.87
  2002                               4.03       (29.72)        2,032         0.90           0.10             2.98
  2001                               5.74       (30.60)        2,301         0.87           0.09             3.59
  2000 (c)                           8.28       (17.20)        1,600         0.80          (0.07)            9.26
Class IB
  2004 (b)                       $   5.12         3.85%     $  1,044         1.15%         (0.18)%           1.83%
  2003                               4.93        22.94         1,609         1.15          (0.06)            2.12
  2002                               4.01       (30.13)          342         1.15          (0.05)            3.45
  2001 (d)                           5.74       (18.79)           22         1.15          (0.20)            2.79

MID CAP GROWTH PORTFOLIO
Class IA (a)
  2004 (b) (e)                   $   7.90         8.22%     $  1,236         0.95%         (0.59)%           1.69%
  2003                               7.30        32.97         1,987         0.95          (0.43)            2.11
  2002                               5.49       (29.25)        1,041         0.95          (0.58)            6.11
  2001 (f)                           7.76       (22.40)        1,071         0.90          (0.22)            7.25
Class IB
  2004 (b) (e)                   $   7.86         8.12%     $    785         1.20%         (0.82)%           1.94%
  2003                               7.27        32.66           887         1.20          (0.69)            2.36
  2002                               5.48       (29.29)          309         1.20          (0.78)            7.23
  2001 (d)                           7.75       (16.03)           69         1.15          (0.63)            5.90

SMALL CAP GROWTH PORTFOLIO
Class IA (a)
  2004 (b)                       $   9.47        (0.53)%    $  1,629         0.98%         (0.84)%           1.67%
  2003 (e)                           9.52        62.73         2,702         0.98          (0.68)            2.06
  2002                               5.85       (29.94) (h)    1,070         0.98          (0.48)            4.80
  2001 (f)                           8.35       (16.50)        1,040         0.90          (0.42)            7.29
Class IB
  2004 (b)                       $   9.40        (0.74)%    $    746         1.23%         (1.10)%           1.92%
  2003 (e)                           9.47        62.44         1,028         1.23          (0.90)            2.31
  2002                               5.83       (30.18) (h)    1,010         1.23          (0.56)            6.04
  2001 (g)                           8.35        18.44            35         1.15          (0.90)            3.77

TECHNOLOGY PORTFOLIO
Class IA (a)
  2004 (b)                       $   2.45        (1.61)%    $  1,747         0.98%         (0.72)%           1.66%
  2003                               2.49        53.70         1,987         0.98          (0.78)            2.19
  2002                               1.62       (42.14)          898         0.98          (0.75)            4.39
  2001                               2.80       (51.64)        1,602         0.90          (0.39)            4.60
  2000 (c)                           5.79       (42.10)        1,447         0.90          (0.18)            8.88
Class IB
  2004 (b)                       $   2.40        (2.04)%    $    139         1.23%         (0.97)%           1.91%
  2003                               2.45        53.13           211         1.23          (1.02)            2.44
  2002                               1.60       (42.86)           66         1.23          (0.99)            4.96
  2001 (g)                           2.80        44.33             3         1.15          (1.01)            2.74

                                       RATIO OF NET
                                    INVESTMENT LOSS
                                     TO AVERAGE NET
                                  ASSETS (EXCLUDING   PORTFOLIO
                                        WAIVERS AND    TURNOVER
                                    REIMBURSEMENTS)        RATE
---------------------------------------------------------------
LARGE CAP GROWTH PORTFOLIO
Class IA (a)
  2004 (b)                                   (0.60)%        72%
  2003                                       (0.78)         69
  2002                                       (1.98)         66
  2001                                       (2.63)        104
  2000 (c)                                   (8.53)         30
Class IB
  2004 (b)                                   (0.86)%        72%
  2003                                       (1.03)         69
  2002                                       (2.35)         66
  2001 (d)                                   (1.84)        104

MID CAP GROWTH PORTFOLIO
Class IA (a)
  2004 (b) (e)                               (1.33)%        85%
  2003                                       (1.59)        118
  2002                                       (5.74)        361
  2001 (f)                                   (6.57)        280
Class IB
  2004 (b) (e)                               (1.56)%        85%
  2003                                       (1.85)        118
  2002                                       (6.81)        361
  2001 (d)                                   (5.38)        280

SMALL CAP GROWTH PORTFOLIO
Class IA (a)
  2004 (b)                                   (1.53)%        97%
  2003 (e)                                   (1.76)        157
  2002                                       (4.30)        406
  2001 (f)                                   (6.81)        283
Class IB
  2004 (b)                                   (1.79)%        97%
  2003 (e)                                   (1.98)        157
  2002                                       (5.37)        406
  2001 (g)                                   (3.52)        283

TECHNOLOGY PORTFOLIO
Class IA (a)
  2004 (b)                                   (1.40)%        31%
  2003                                       (1.99)         87
  2002                                       (4.16)        269
  2001                                       (4.09)        377
  2000 (c)                                   (8.16)        149
Class IB
  2004 (b)                                   (1.65)%        31%
  2003                                       (2.23)         87
  2002                                       (4.72)        269
  2001 (g)                                   (2.60)        377

NOTES TO FINANCIAL STATEMENTS  June 30, 2004 (unaudited)

1 >  Organization

     First American Insurance Portfolios, Inc. ("FAIP") is registered with the Securities and Exchange Commission as a registered investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). FAIP was incorporated in the State of Minnesota on August 27, 1999. FAIP is organized as a series investment company and currently issues its shares in seven series (each a "Portfolio" and collectively, the "Portfolios"). Each series represents a separate investment portfolio with its own investment objectives and policies. The Corporate Bond Portfolio, Equity Income Portfolio, International Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, and Small Cap Growth Portfolio are each diversified open-end management investment companies. The Technology Portfolio is a non-diversified open-end management investment company. Non-diversified portfolios may invest a large component of their net assets in the securities of relatively few issuers.

     FAIP offers Class IA and IB shares. Class IA and Class IB shares are identical in all respects, except that Class IB shares are subject to a 0.25% shareholder servicing and distribution fee charged pursuant to a Rule 12b-1 plan, which has been adopted in accordance with Rule 12b-1 of the 1940 Act. All classes of shares in a Portfolio have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes and each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangement.

     Shares of the Portfolios are only made available through separate investment accounts of participating insurance companies as an underlying investment for variable annuity contracts or variable life insurance policies. The Portfolios' prospectuses provide additional descriptions of each Portfolio's investment objective, policies, and strategies.

2 >  Summary of Significant Accounting Policies

     The significant accounting policies followed by the Portfolios are as follows:

     SECURITY VALUATION - Security valuations for the Portfolios' investments are furnished by independent pricing services that have been approved by the Portfolios' board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the Portfolios utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last price is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.

     When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Portfolios' board of directors. Some of the factors which may be considered by the board of directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The International Portfolio is supplied with information from an unaffiliated third party with respect to the fair value of foreign securities. Price movements in futures contracts and ADRs, and various other indices, may be reviewed in the course of making a good faith determination of a security's fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from net asset value that would be calculated using current market values. As of June 30, 2004, the Portfolios held no fair valued securities.

     Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund, determined at the close of the New York Stock Exchange (generally 3:00 p.m. Central time) on the valuation date.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Portfolios record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

     DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income, and any net realized capital gains on sales of securities for a Portfolio, are declared and distributed to shareholders at least annually.

     FEDERAL TAXES - Each Portfolio is treated as a separate taxable entity. Each Portfolio intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, losses deferred due to wash sales, foreign currency gains (losses), and the "mark-to-market" of certain Passive Foreign Investment Companies (PFICs) for tax purposes. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the difference arises.

     The characterization of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Portfolio. The distributions paid during the fiscal year ended December 31, 2003, were characterized as follows:

                                                            ORDINARY    RETURN OF
                        PORTFOLIO                             INCOME      CAPITAL       TOTAL
                        ---------------------------------------------------------------------
                        Corporate Bond Portfolio           $ 200,862        $  --   $ 200,862
                        Equity Income Portfolio              517,603           --     517,603
                        International Portfolio               29,984           --      29,984
                        Large Cap Growth Portfolio             3,987          348       4,335

     As of December 31, 2003, the Portfolios' most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax basis were:

                                                                        ACCUMULATED
                                                       UNDISTRIBUTED    CAPITAL AND                               TOTAL
                                                            ORDINARY   POST-OCTOBER      UNREALIZED         ACCUMULATED
     PORTFOLIO                                                INCOME         LOSSES    APPRECIATION  EARNINGS (DEFICIT)
     ------------------------------------------------------------------------------------------------------------------
     Corporate Bond Portfolio                             $      613   $   (461,724)   $    156,524        $   (304,587)
     Equity Income Portfolio                                 110,817     (6,801,554)      3,596,002          (3,094,735)
     International Portfolio                                   7,009     (2,055,087)        628,376          (1,419,702)
     Large Cap Growth Portfolio                                   --     (1,498,359)        382,158          (1,116,201)
     Mid Cap Growth Portfolio                                     --       (402,588)        402,340                (248)
     Small Cap Growth Portfolio                                   --       (150,091)        842,770             692,679
     Technology Portfolio                                         --     (2,489,824)        325,344          (2,164,480)

     The difference between book and tax basis unrealized appreciation is primarily due to the tax deferral of losses on wash sales.

     As of December 31, 2003, the Portfolios' most recently completed fiscal year end, the Portfolios had the following capital loss carryforwards which, if not used, will expire in the years set forth below:

                                 EXPIRATION YEAR         2007       2008         2009         2010         2011         TOTAL
     ------------------------------------------------------------------------------------------------------------------------
     PORTFOLIO

     Corporate Bond Portfolio                     $   283,516  $ 133,915  $        --  $        --  $    44,293  $    416,724
     Equity Income Portfolio                        3,432,354         --           --    1,769,226    1,599,974     6,801,554
     International Portfolio                               --    599,519       99,991      364,189      991,388     2,055,087
     Large Cap Growth Portfolio                            --     55,908      138,533      554,804      749,114     1,498,359
     Mid Cap Growth Portfolio                              --         --      104,356      298,232           --       402,588
     Small Cap Growth Portfolio                            --         --           --      150,091           --       150,091
     Technology Portfolio                                  --    322,271      462,797      621,083    1,083,113     2,489,264

     The Technology Portfolio incurred a loss of $560 for tax purposes for the period November 1, 2003 to December 31, 2003. As permitted by tax regulations, the Portfolio intends to elect to defer and treat these losses as arising in the fiscal year ending December 31, 2004.

     Because shares of the Portfolios may be purchased only through insurance company separate accounts for variable annuity contracts and variable life insurance policies, dividends paid by the Portfolios from net investment income and distributions, if any, of net realized capital gains will be taxable to the participating insurance company.

     FOREIGN CURRENCY TRANSLATION - The books and records of the International Portfolio relating to the Portfolio's non-U.S. dollar denominated investments are maintained in U.S. dollars on the following basis:

     - market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and

     - purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Portfolio does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The International Portfolio reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS - The International Portfolio may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts is not recorded because the International Portfolio intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Portfolio realizes gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the Portfolio's statement of assets and liabilities. The face or contract amount in U.S. dollars reflects the total exposure the portfolio has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the conterparties to the contracts are unable to meet the terms of their contracts. There were no outstanding forward foreign currency contracts at June 30, 2004.

     OPTIONS TRANSACTIONS - Each Portfolio may utilize options in an attempt to manage market or business risk or enhance the Portfolio's yield. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that is purchased upon exercise of the option.

     Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. There were no outstanding options at June 30, 2004.

     ILLIQUID OR RESTRICTED SECURITIES - A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Each Portfolio intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

     Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Portfolios' board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a Portfolio's investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Portfolios' board of directors.

     The following restricted securities, including Rule 144A securities, have been determined to be liquid under the guidelines established by the Portfolio's board of directors:

     CORPORATE BOND PORTFOLIO

                                                  DATES
     SECURITY                           PAR    ACQUIRED    COST BASIS     VALUE
     --------------------------------------------------------------------------
     Bunge Limited Finance         $ 10,000       04/04      $ 10,014  $  9,641
     Cablevision Systems             20,000       03/04        20,000    19,800
     Case New Holland                 5,000       07/03         4,931     5,275
     CBA Capital Trust I             15,000       07/03        15,000    14,661
     Highmark                        15,000       08/03        14,966    15,793
     HSBC Capital Funding            10,000       10/02        12,106    12,206
     Miller Brewing                   5,000       08/03         4,961     5,015
     Plains All American Pipeline    15,000       12/03        14,960    14,322
     Societe Generale                35,000       01/02        36,122    38,636
     Williams Companies              20,000       04/04        20,000    19,700
     Zurich Capital Trust            15,000       05/98        16,319    16,391

     SECURITIES LENDING - In order to generate additional income, a Portfolio may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each Portfolio's policy is to maintain collateral in the form of cash, U.S. Government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

     U.S. Bancorp Asset Management, Inc. ("USBAM"), serves as the securities lending agent for the Portfolios in transactions involving the lending of portfolio securities on behalf of the Portfolios. USBAM acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an SEC exemptive order. USBAM currently receives fees equal to 25% of the Portfolios' income from securities lending transactions. The Portfolios also pay an administrative fee equal to 0.025% based on the cash collateral held for the securities on loan. For these services, the securities lending fees paid to USBAM from the International Portfolio for the six months ended June 30, 2004, were $18.

     INTERFUND LENDING PROGRAM - Pursuant to an exemptive order issued by the SEC, the Portfolios, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Portfolios to borrow from, or lend money to, other participating funds. The Portfolios did not have any interfund lending transactions during the six months ended June 30, 2004.

     EXPENSES - Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets of all Funds within the First American Fund complex. Class-specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Portfolio are allocated to each respective class in proportion to the relative net assets of each class.

     USE OF ESTIMATES IN PREPARATION OF THE FINANCIAL STATEMENTS - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

     CONCENTRATION OF RISKS - Portfolios that primarily invest in a particular sector may experience greater volatility than portfolios investing in a broad range of industry sectors. The Technology Portfolio primarily invests in equity securities of companies in the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in this industry. For example, if technology continues to advance at an accelerated rate and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing. As of June 30, 2004, the Large Cap Growth Portfolio, Mid Cap Growth Portfolio, and Small Cap Growth Portfolio each had a significant portion of their assets invested in the information technology sector, which could be more sensitive to short product cycles and aggressive pricing than the technology industry on the whole. During the same period, Small Cap Growth Portfolio also had a significant portion of its assets invested in the consumer discretionary sector. The consumer discretionary sector involves additional risks because the sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

3 >  Fees and Expenses

     ADVISOR FEES - Pursuant to an investment advisory agreement (the "Agreement"), USBAM manages each Portfolio's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each Portfolio to pay USBAM a monthly fee based upon average daily net assets.

     The annual fee for each Portfolio is as follows:

     Corporate Bond Portfolio                                  0.70%
     Equity Income Portfolio                                   0.65%
     International Portfolio                                   1.10%
     Large Cap Growth Portfolio                                0.65%
     Mid Cap Growth Portfolio                                  0.70%
     Small Cap Growth Portfolio                                0.70%
     Technology Portfolio                                      0.70%

     USBAM voluntarily waived and reimbursed fees during the semiannual period so that the total portfolio operating expenses, as a percentage of average daily net assets, did not exceed the following amounts:

                             SHARE CLASS         IA              IB
     --------------------------------------------------------------
     PORTFOLIO

     Corporate Bond Portfolio                  0.75%           1.00%
     Equity Income Portfolio                   0.85%           1.10%
     International Portfolio                   1.35%           1.60%
     Large Cap Growth Portfolio                0.90%           1.15%
     Mid Cap Growth Portfolio                  0.95%           1.20%
     Small Cap Growth Portfolio                0.98%           1.23%
     Technology Portfolio                      0.98%           1.23%

     The Portfolios may invest in the money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment adviser to both the investing Portfolios and the related money market funds, USBAM will reimburse each investing Portfolio an amount equal to that portion of their investment advisory fee received from the related money market funds that is attributable to the assets of the investing Portfolio. For financial statement purposes, these reimbursements are recorded as investment income.

     SUB-ADVISOR FEES - Clay Finlay, Inc. ("Clay Finlay") serves as the sub-advisor to the International Portfolio pursuant to a Sub-Advisory Agreement with USBAM. For its services under the Sub-Advisory Agreement with USBAM, Clay Finlay is paid a monthly fee by USBAM calculated on an annual basis equal to 0.25% of the first $500 million of the Portfolio's average daily net assets and 0.10% of the Portfolio's average daily net assets in excess of $500 million.

     CO-ADMINISTRATION FEES - USBAM and U.S. Bancorp Fund Services, LLC ("USBFS") (collectively, the "Administrators"), serve as the co-administrators pursuant to a co-administration agreement between the Administrators and the Portfolios.

     USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, services to the Portfolios. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Portfolios pay the Administrators at an annual rate, calculated daily and paid monthly, based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Portfolio's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% of the next $17 billion of the aggregate average daily net assets, 0.22% of the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. In addition, the Portfolios pay transfer agent fees of $18,500 per share class. These fees are allocated to each Portfolio based upon the Portfolio's pro rata share of the aggregate average daily net assets of all Portfolios comprising FAIP. Each Portfolio also pays additional per account fees for transfer agent services. For the six months ended June 30, 2004, administration fees paid to USBAM and USBFS for the Portfolios included in this semiannual report were as follows:

     PORTFOLIO                                             AMOUNT
     ------------------------------------------------------------
     Corporate Bond Portfolio                           $  17,880
     Equity Income Portfolio                              107,780
     International Portfolio                               10,698
     Large Cap Growth Portfolio                            15,962
     Mid Cap Growth Portfolio                              10,899
     Small Cap Growth Portfolio                            13,235
     Technology Portfolio                                   7,985

     CUSTODIAN FEES - U.S. Bank serves as the Portfolios' custodian pursuant to a custodian agreement with FAIP. The fee for each Portfolio is equal to an annual rate of 0.01% of average daily net assets. These fees are computed daily and paid monthly.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as distributor of the Portfolios pursuant to a distribution agreement with FAIP. Under the distribution agreement, each of the Portfolios pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets of the Portfolio's Class IB shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, or shareholder servicing activities. No distribution or shareholder servicing fees are paid by Class IA shares.

     OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each Portfolio is responsible for paying most other operating expenses including fees and expenses of outside directors, printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses.

     For the six months ended June 30, 2004, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Portfolios are partners.

4 >  Investment Security Transactions

     During the six months ended June 30, 2004, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                        U.S. GOVERNMENT SECURITIES   OTHER INVESTMENT SECURITIES
     -------------------------------------------------------------------------------------------
     PORTFOLIO                             PURCHASES         SALES     PURCHASES           SALES
     -------------------------------------------------------------------------------------------
     Corporate Bond Portfolio              $ 935,112   $   775,298   $ 1,463,102   $   2,614,676
     Equity Income Portfolio                      --            --     2,581,005      10,841,574
     International Portfolio                      --            --       470,870         960,647
     Large Cap Growth Portfolio                   --            --     2,941,083       3,603,088
     Mid Cap Growth Portfolio                     --            --     2,334,040       3,314,969
     Small Cap Growth Portfolio                   --            --     3,257,789       4,374,036
     Technology Portfolio                         --            --       611,599         738,282

     The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolios and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal tax purposes at June 30, 2004, were as follows:

                                                            AGGREGATE     AGGREGATE                     FEDERAL
                                                                GROSS         GROSS                      INCOME
     PORTFOLIO                                           APPRECIATION  DEPRECIATION           NET      TAX COST
     ----------------------------------------------------------------------------------------------------------
     Corporate Bond Portfolio                           $      54,696  $    (72,032)  $   (17,336) $  3,878,483
     Equity Income Portfolio                                3,813,114      (622,930)    3,190,184    19,479,200
     International Portfolio                                  479,212       (78,841)      400,371     2,024,233
     Large Cap Growth Portfolio                               390,807      (142,962)      247,845     3,546,800
     Mid Cap Growth Portfolio                                 217,549       (57,789)      159,760     1,874,746
     Small Cap Growth Portfolio                               246,639       (68,660)      177,979     2,194,420
     Technology Portfolio                                     322,394      (136,808)      185,586     1,697,115

5 >  Payments made by Affiliates

     INTERNATIONAL PORTFOLIO - In 2003, the International Portfolio received a reimbursement from USBAM related to foreign currency principal trades effected between the International Portfolio and U.S. Bank from April 2000 to September 2001, which were in violation of the Investment Company Act of 1940, as amended. The amount of the reimbursement was $1,842 or $0.004 per share based upon the shares outstanding as of December 31, 2003, and had no impact on total return.

6 >  Indemnifications

     The Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7 >  Proposed Termination

     On June 8, 2004, the Portfolios' Board of Directors approved a Plan of Liquidation and Termination (the "Plan") pursuant to which the assets of each Portfolio will be liquidated, known liabilities satisfied and the remaining proceeds distributed to shareholders. The Plan was approved by the shareholders of each Portfolio at a special meeting of shareholders held on August 17, 2004. It is anticipated that the liquidation will occur on or about August 27, 2004.


     HOW TO OBTAIN A COPY OF THE PORTFOLIOS' PROXY VOTING POLICIES - A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available
     (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at sec.gov.

BOARD OF DIRECTORS First American Insurance Portfolios, Inc.

               Virginia Stringer
               Chairperson of First American Insurance Portfolios, Inc. Owner and President of Strategic Management Resources, Inc.

               Benjamin Field III
               Director of First American Insurance Portfolios, Inc.
               Retired; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

               Mickey Foret
               Director of First American Insurance Portfolios, Inc. Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

               Roger Gibson
               Director of First American Insurance Portfolios, Inc. Vice President of Cargo-United Airlines

               Victoria Herget
               Director of First American Insurance Portfolios, Inc.
               Investment Consultant; former Managing Director of Zurich Scudder Investments

               Leonard Kedrowski
               Director of First American Insurance Portfolios, Inc.
               Owner and President of Executive and Management Consulting, Inc.

               Richard Riederer
               Director of First American Insurance Portfolios, Inc.
               Retired; former President and Chief Executive Officer of Weirton Steel

               Joseph Strauss
               Director of First American Insurance Portfolios, Inc. Owner and President of Strauss Management Company

               James Wade
               Director of First American Insurance Portfolios, Inc. Owner and President of Jim Wade Homes

               FIRST AMERICAN INSURANCE PORTFOLIOS, INC.'S BOARD OF DIRECTORS IS COMPRISED ENTIRELY OF INDEPENDENT DIRECTORS.

[FIRST AMERICAN(TM) LOGO]

DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each Portfolio.

This report is for the information of the shareholders and beneficial owners of the First American Insurance Portfolios, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the Portfolios. Read the prospectus carefully before investing.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

CO-ADMINISTRATORS
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

     U.S. BANCORP FUND SERVICES, LLC
     615 East Michigan Street
     Milwaukee, Wisconsin 53202

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR (CLASS IB ONLY)
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street
     Milwaukee, Wisconsin 53202

INDEPENDENT AUDITOR
     ERNST & YOUNG LLP
     220 South Sixth Street
     Suite 1400
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Suite 1500
     Minneapolis, Minnesota 55402


8/2004  0320-04

ITEM 2--CODE OF ETHICS - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address. State here if fund will send code of ethics to shareholders without charge upon request.

RESPONSE: Not applicable to semi-annual report.

ITEM 3--AUDIT COMMITTEE FINANCIAL EXPERT - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not.

RESPONSE: Not applicable to semi-annual report.

ITEM 4--PRINCIPAL ACCOUNTANT FEES AND SERVICES - Disclose annually only.

     (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
          (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

 (e)(1) Disclose the audit committee's pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

RESPONSE: Not applicable to semi-annual report.

ITEM 5--AUDIT COMMITTEE OF LISTED REGISTRANTS

     (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

     (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

RESPONSE: Not applicable.

ITEM 6--SCHEDULE OF INVESTMENTS (applicable for periods ending on or after July 9, 2004) - File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

RESPONSE: Not applicable for periods ending before July 9, 2004.

ITEM 7--DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities.

RESPONSE: Not applicable.

ITEM 8--PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS (applicable for periods ending on or after June 15, 2004)

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph
     (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

(b) The table shall include the following information for each class of securities for each month included in the period covered by the report:

     (1)  The total number of shares (or units) purchased (column (a));
     (2)  The average price paid per share (or unit) (column (b));
     (3) The number of shares (or units) purchased as part of publicly announced repurchase plans or programs (column (c)); and
     (4) The maximum number (or approximate dollar value) of shares (or units) that may yet be purchased under the plans or programs (column (d)).

RESPONSE: Not applicable.

ITEM 9--SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS - Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

RESPONSE: Because shareholders of the registrant have approved a Plan of Liquidation and Termination, procedures previously adopted by the registrant's Board of Directors by which shareholders could recommend nominees to the Board are no longer in effect.

ITEM 10--CONTROLS AND PROCEDURES

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

     RESPONSE: The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     RESPONSE: There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11 - EXHIBITS

11(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge.

RESPONSE: Not applicable to semi-annual report.

11(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO).

RESPONSE: Attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Insurance Portfolios, Inc.

By:    /s/ Thomas S. Schreier, Jr.
       ---------------------------
       Thomas S. Schreier, Jr.
       President

Date: September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Thomas S. Schreier, Jr.
       ---------------------------
       Thomas S. Schreier, Jr.
       President

Date: September 7, 2004

By:    /s/ Joseph M. Ulrey III
       ---------------------------
       Joseph M. Ulrey III
       Treasurer

Date: September 7, 2004